UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08922

Mutual of America Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.		10022
(Address of principal executive offices)		(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

ITEM 1.         SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2009  (Unaudited)

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.8%)
Abercrombie & Fitch Co. Cl A	224	5,331
Amazon.com, Inc.*	835	61,322
Apollo Group, Inc.*	275	21,541
AutoNation, Inc.*	279	3,873
AutoZone, Inc.*	99	16,099
Bed Bath & Beyond, Inc.*	675	16,706
Best Buy Co., Inc.	873	33,139
Big Lots, Inc.*	216	4,488
Black & Decker Corp.	158	4,986
Carnival Corp.	1,130	24,408
CBS Corp. Cl B	1,765	6,778
Centex Corp.	319	2,393
Coach, Inc.*	849	14,178
Comcast Corp. Cl A	7,478	102,000
D.R. Horton, Inc.	712	6,906
Darden Restaurants, Inc.	362	12,402
DIRECTV Group, Inc.*	1,418	32,316
Disney (Walt) Co.	4,806	87,277
Eastman Kodak Co.	697	2,649
Expedia, Inc.*	541	4,912
Family Dollar Stores, Inc.	364	12,147
Ford Motor Co.*	6,203	16,314
Fortune Brands, Inc.	388	9,525
GameStop Corp. Cl A*	422	11,824
Gannett Co., Inc.	590	1,298
Gap, Inc.	1,214	15,770
General Motors Corp.	1,585	3,075
Genuine Parts Co.	414	12,362
Goodyear Tire & Rubber Co.*	623	3,900
H&R Block, Inc.	880	16,007
Harley-Davidson, Inc.	608	8,141
Harman Int’l. Industries, Inc.	151	2,043
Hasbro, Inc.	325	8,148
Home Depot, Inc.	4,402	103,711
International Game Technology	765	7,053
Interpublic Group of Cos., Inc.*	1,232	5,076
Johnson Controls, Inc.	1,543	18,516
KB Home	195	2,570
Kohl’s Corp.*	787	33,306
Leggett & Platt, Inc.	406	5,274
Lennar Corp. Cl A	366	2,749
Limited Brands, Inc.	703	6,116
Lowe’s Cos., Inc.	3,806	69,460
Macy’s, Inc	1,087	9,674

Marriott International, Inc. Cl A	764	12,499
Mattel, Inc.	934	10,769
McDonald’s Corp.	2,894	157,926
McGraw-Hill Cos., Inc.	817	18,685
Meredith Corp.	95	1,581
New York Times Co. Cl A	301	1,361
Newell Rubbermaid, Inc.	716	4,568
News Corp. Cl A	5,972	39,535
NIKE, Inc. Cl B	1,014	47,546
Nordstrom, Inc.	412	6,901
O’Reilly Automotive, Inc.*	347	12,148
Office Depot, Inc.*	711	931
Omnicom Group, Inc.	807	18,884
Penney (J.C.) Co., Inc.	574	11,520
Polo Ralph Lauren Corp.	151	6,380
Pulte Homes, Inc.	552	6,033
RadioShack Corp.	325	2,785
Scripps Networks Interactive, Inc. Cl A	231	5,200
Sears Hldgs. Corp.*	147	6,719
Sherwin-Williams Co.	251	13,044
Snap-On, Inc.	148	3,715
Stanley Works	202	5,882
Staples, Inc.	1,852	33,540
Starbucks Corp.*	1,910	21,220
Starwood Hotels & Resorts Worldwide, Inc.	475	6,033
Target Corp.	1,951	67,095
Tiffany & Co.	321	6,921
Time Warner Cable, Inc.	780	19,338
Time Warner, Inc.	3,105	59,926
TJX Cos., Inc.	1,084	27,794
V.F. Corp.	228	13,021
Viacom, Inc. Cl B*	1,593	27,686
Washington Post Co. Cl B	15	5,357
Whirlpool Corp.	192	5,681
Wyndham Worldwide Corp.	459	1,928
Wynn Resorts Ltd.*	163	3,255
Yum! Brands, Inc.	1,201	33,003
		1,574,173
CONSUMER STAPLES (7.1%)
Altria Group, Inc.	5,350	85,707
Archer-Daniels-Midland Co.	1,666	46,281
Avon Products, Inc.	1,107	21,288
Brown-Forman Corp. Cl B	253	9,824
Campbell Soup Co.	534	14,610
Clorox Co.	360	18,533
Coca-Cola Co.	5,166	227,046
Coca-Cola Enterprises, Inc.	820	10,816
Colgate-Palmolive Co.	1,308	77,146

ConAgra Foods, Inc.	1,161	19,586
Constellation Brands, Inc. Cl A*	501	5,962
Costco Wholesale Corp.	1,124	52,064
CVS Caremark Corp.	3,729	102,510
Dean Foods Co.*	400	7,232
Dr. Pepper Snapple Group, Inc.*	659	11,144
Estee Lauder Cos., Inc. Cl A	296	7,296
General Mills, Inc.	869	43,346
Heinz (H.J.) Co.	816	26,977
Hershey Co.	432	15,012
Hormel Foods Corp.	184	5,835
J.M. Smucker Co.	307	11,442
Kellogg Co.	654	23,956
Kimberly-Clark Corp.	1,073	49,476
Kraft Foods, Inc. Cl A	3,815	85,036
Kroger Co.	1,693	35,925
Lorillard, Inc.	436	26,919
McCormick & Co., Inc.	333	9,847
Molson Coors Brewing Co. Cl B	389	13,335
Pepsi Bottling Group, Inc.	353	7,815
PepsiCo, Inc.	4,033	207,619
Philip Morris Int’l., Inc.	5,253	186,902
Proctor & Gamble Co.	7,636	359,579
Reynolds American, Inc.	435	15,590
Safeway, Inc.	1,113	22,471
Sara Lee Corp.	1,836	14,835
SUPERVALU, Inc.	548	7,825
Sysco Corp.	1,556	35,477
Tyson Foods, Inc. Cl A	784	7,362
Wal-Mart Stores, Inc.	5,806	302,493
Walgreen Co.	2,570	66,717
Whole Foods Market, Inc.	364	6,115
		2,304,951
ENERGY (7.2%)
Anadarko Petroleum Corp.	1,192	46,357
Apache Corp.	865	55,438
Baker Hughes, Inc.	794	22,669
BJ Services Co.	761	7,572
Cabot Oil & Gas Corp.	267	6,293
Cameron International Corp.*	570	12,500
Chesapeake Energy Corp.	1,404	23,952
Chevron Corp.	5,221	351,060
ConocoPhillips	3,871	151,588
Consol Energy, Inc.	474	11,964
Devon Energy Corp.	1,142	51,036
Diamond Offshore Drilling, Inc	177	11,126
El Paso Corp.	1,821	11,381
ENSCO International, Inc.	366	9,662

EOG Resources, Inc.	643	35,211
Exxon Mobil Corp.	12,848	874,950
Halliburton Co.	2,321	35,906
Hess Corp.	732	39,674
Marathon Oil Corp.	1,832	48,163
Massey Energy Co.	219	2,216
Murphy Oil Corp.	495	22,161
Nabors Industries Ltd.*	739	7,383
National Oilwell Varco, Inc.*	1,079	30,978
Noble Energy, Inc.	449	24,192
Occidental Petroleum Corp.	2,103	117,032
Peabody Energy Corp.	692	17,328
Pioneer Natural Resources Co.	306	5,040
Range Resources Corp.	401	16,505
Rowan Cos., Inc.	292	3,495
Schlumberger Ltd.	3,102	126,003
Smith International, Inc.	568	12,201
Southwestern Energy Co.*	887	26,335
Spectra Energy Corp.	1,591	22,497
Sunoco, Inc.	304	8,050
Tesoro Corp.	357	4,809
Valero Energy Corp.	1,340	23,986
Williams Cos., Inc.	1,503	17,104
XTO Energy, Inc.	1,498	45,869
		2,339,686
FINANCIALS (6.0%)
Aflac, Inc.	1,210	23,426
Allstate Corp.	1,392	26,657
American Express Co.	3,012	41,054
American Int’l. Group, Inc.	6,982	6,982
Ameriprise Financial, Inc.	561	11,495
Aon Corp.	701	28,615
Apartment Investment & Co. Cl A	339	1,858
Assurant, Inc.	307	6,686
AvalonBay Communities, Inc.	207	9,741
Bank of America Corp.	16,602	113,226
Bank of New York Mellon Corp.	2,980	84,185
BB&T Corp.	1,435	24,280
Boston Properties, Inc.	311	10,894
Capital One Financial Corp.	1,017	12,448
CB Richard Ellis Group, Inc. Cl A*	579	2,333
Charles Schwab Corp.	2,430	37,665
Chubb Corp.	924	39,104
Cincinnati Financial Corp.	420	9,605
CIT Group, Inc.	741	2,112
Citigroup, Inc.	14,150	35,799
CME Group, Inc.	173	42,625
Comerica, Inc.	389	7,123

Discover Financial Svcs.	1,241	7,831
E*Trade Financial Corp.*	1,461	1,870
Equity Residential	701	12,863
Federated Investors, Inc. Cl B	230	5,120
Fifth Third Bancorp	1,499	4,377
First Horizon National Corp.	544	5,844
Franklin Resources, Inc.	394	21,225
Genworth Financial, Inc. Cl A	1,120	2,128
Goldman Sachs Group, Inc.	1,203	127,542
Hartford Financial Svcs. Group, Inc.	839	6,586
HCP, Inc.	651	11,620
Health Care REIT, Inc.	277	8,473
Host Hotels & Resorts, Inc.	1,357	5,319
Hudson City Bancorp, Inc.	1,353	15,817
Huntington Bancshares, Inc.	947	1,572
IntercontinentalExchange, Inc.*	188	14,000
Invesco Ltd.	1,000	13,860
Janus Capital Group, Inc.	413	2,746
JPMorgan Chase & Co.	9,691	257,587
KeyCorp	1,285	10,113
Kimco Realty Corp.	595	4,534
Legg Mason, Inc.	369	5,867
Leucadia National Corp.*	460	6,849
Lincoln National Corp.	664	4,442
Loews Corp.	936	20,686
M&T Bank Corp.	201	9,093
Marsh & McLennan Cos., Inc.	1,335	27,034
Marshall & Ilsley Corp.	671	3,778
MBIA, Inc.*	489	2,240
MetLife, Inc.	2,061	46,929
Moody’s Corp.	504	11,552
Morgan Stanley	2,758	62,800
Nasdaq OMX Group, Inc.*	353	6,912
Northern Trust Corp.	579	34,636
NYSE Euronext	688	12,315
People’s United Financial, Inc.	903	16,227
Plum Creek Timber Co., Inc.	433	12,587
PNC Financial Svcs. Grp., Inc.	1,111	32,541
Principal Financial Grp., Inc.	670	5,481
Progressive Corp.*	1,754	23,574
ProLogis	690	4,485
Prudential Financial, Inc.	1,104	20,998
Public Storage	324	17,901
Regions Financial Corp.	1,796	7,651
Simon Property Group, Inc.	596	20,642
SLM Corp.*	1,208	5,980
State Street Corp.	1,122	34,535
SunTrust Banks, Inc.	914	10,730
T. Rowe Price Group, Inc.	669	19,307

Torchmark Corp.	221	5,797
Travelers Cos., Inc.	1,518	61,692
U.S. Bancorp	4,556	66,563
Unum Group	860	10,750
Ventas, Inc.	347	7,846
Vornado Realty Trust	360	11,976
Wells Fargo & Co.	10,957	156,028
XL Capital Ltd. Cl A	859	4,690
Zions Bancorporation	296	2,910
		1,934,964
HEALTH CARE (8.4%)
Abbott Laboratories	4,029	192,183
Aetna, Inc.	1,197	29,123
Allergan, Inc.	794	37,921
AmerisourceBergen Corp.	408	13,325
Amgen, Inc.*	2,679	132,664
Bard (C.R.), Inc.	256	20,408
Baxter International, Inc.	1,610	82,464
Becton, Dickinson & Co.	630	42,361
Biogen Idec, Inc.*	758	39,734
Boston Scientific Corp.*	3,899	30,997
Bristol-Myers Squibb Co.	5,140	112,669
Cardinal Health, Inc.	929	29,245
Celgene Corp.*	1,190	52,836
Cephalon, Inc.*	178	12,122
CIGNA Corp.	711	12,506
Coventry Health Care, Inc.*	383	4,956
Covidien Ltd.	1,308	43,478
DaVita, Inc.*	268	11,779
Dentsply International, Inc.	387	10,391
Express Scripts, Inc.*	638	29,456
Forest Laboratories, Inc.*	787	17,283
Genzyme Corp.*	702	41,692
Gilead Sciences, Inc.*	2,389	110,658
Hospira, Inc.*	412	12,714
Humana, Inc.*	435	11,345
IMS Health, Inc.	472	5,886
Intuitive Surgical, Inc.*	99	9,441
Johnson & Johnson	7,204	378,930
King Pharmaceuticals, Inc.*	637	4,504
Laboratory Corp. of America Hldgs.*	280	16,377
Life Technologies Corp.*	448	14,551
Lilly (Eli) & Co.	2,598	86,799
McKesson Corp.	713	24,984
Medco Health Solutions, Inc.*	1,293	53,453
Medtronic, Inc.	2,904	85,581
Merck & Co., Inc.	5,490	146,858
Millipore Corp.*	140	8,037
Mylan, Inc.*	787	10,554

Patterson Cos., Inc.*	235	4,432
PerkinElmer, Inc.	309	3,946
Pfizer, Inc.	17,509	238,473
Quest Diagnostics, Inc.	409	19,419
Schering-Plough Corp.	4,221	99,405
St. Jude Medical, Inc.*	894	32,479
Stryker Corp.	629	21,411
Tenet Healthcare Corp.*	1,078	1,250
Thermo Fisher Scientific, Inc.*	1,091	38,916
UnitedHealth Group, Inc.	3,136	65,636
Varian Medical Systems, Inc.*	325	9,893
Waters Corp.*	256	9,459
Watson Pharmaceuticals, Inc.*	272	8,462
WellPoint, Inc.*	1,322	50,196
Wyeth	3,457	148,789
Zimmer Hldgs., Inc.*	582	21,243
		2,753,674
INDUSTRIALS (5.4%)
3M Co.	1,799	89,446
Avery Dennison Corp.	276	6,166
Boeing Co.	1,903	67,709
Burlington Northern Santa Fe Corp.	730	43,910
C.H. Robinson Worldwide, Inc.	440	20,068
Caterpillar, Inc.	1,566	43,785
Cintas Corp.	341	8,430
Cooper Industries Ltd. Cl A	446	11,534
CSX Corp.	1,024	26,470
Cummins, Inc.	526	13,387
Danaher Corp.	659	35,731
Deere & Co.	1,104	36,288
Donnelley (R.R.) & Sons Co.	532	3,900
Dover Corp.	483	12,742
Dun & Bradstreet Corp.	138	10,626
Eaton Corp.	428	15,776
Emerson Electric Co.	1,992	56,931
Equifax, Inc.	328	8,020
Expeditors Int’l. of Washington, Inc.	551	15,588
Fastenal Co.	332	10,675
FedEx Corp.	805	35,814
Flowserve Corp.	147	8,250
Fluor Corp.	471	16,273
General Dynamics Corp.	1,012	42,089
General Electric Co.	27,273	275,730
Goodrich Corp.	323	12,238
Grainger (W.W.), Inc.	169	11,860
Honeywell International, Inc.	1,886	52,544
Illinois Tool Works, Inc.	1,022	31,529
Ingersoll-Rand Co. Ltd. Cl A	824	11,371

Iron Mountain, Inc.*	484	10,730
ITT Corp.	467	17,965
Jacobs Engineering Group, Inc.*	317	12,255
L-3 Communications Hldgs., Inc.	314	21,289
Lockheed Martin Corp.	862	59,504
Manitowoc Co., Inc.	337	1,102
Masco Corp.	931	6,498
Monster Worldwide, Inc.*	321	2,616
Norfolk Southern Corp.	966	32,603
Northrop Grumman Corp.	849	37,050
PACCAR, Inc.	939	24,189
Pall Corp.	309	6,313
Parker Hannifin Corp.	418	14,204
Pitney Bowes, Inc.	535	12,492
Precision Castparts Corp.	360	21,564
Raytheon Co.	1,076	41,899
Republic Services, Inc.	834	14,303
Robert Half Int’l., Inc.	403	7,185
Rockwell Automation, Inc.	367	8,015
Rockwell Collins, Inc.	416	13,578
Ryder System, Inc.	148	4,190
Southwest Airlines Co.	1,921	12,160
Stericycle, Inc.*	218	10,405
Textron, Inc.	626	3,593
Union Pacific Corp.	1,316	54,101
United Parcel Service, Inc. Cl B	2,584	127,184
United Technologies Corp.	2,468	106,075
Waste Management, Inc.	1,274	32,614
		1,750,556
INFORMATION TECHNOLOGY (9.9%)
Adobe Systems, Inc.*	1,379	29,497
Advanced Micro Devices, Inc.*	1,580	4,819
Affiliated Computer Svcs., Inc. Cl A*	251	12,020
Agilent Technologies, Inc.*	909	13,971
Akamai Technologies, Inc.*	434	8,420
Altera Corp.	774	13,584
Amphenol Corp. Cl A	456	12,991
Analog Devices, Inc.	751	14,472
Apple, Inc.*	2,308	242,617
Applied Materials, Inc.	3,484	37,453
Autodesk, Inc.*	588	9,884
Automatic Data Processing, Inc.	1,316	46,271
BMC Software, Inc.*	487	16,071
Broadcom Corp. Cl A*	1,153	23,037
CA, Inc.	1,021	17,980
Ciena Corp.*	234	1,821
Cisco Systems, Inc.*	15,203	254,954
Citrix Systems, Inc.*	472	10,686

Cognizant Technology Solutions Inc. Cl A*	754	15,676
Computer Sciences Corp.*	393	14,478
Compuware Corp.*	640	4,218
Convergys Corp.*	317	2,561
Corning, Inc.	4,036	53,558
Dell, Inc.*	4,493	42,594
eBay, Inc.*	2,785	34,980
Electronic Arts, Inc.*	828	15,061
EMC Corp.*	5,299	60,409
Fidelity Nat’l. Information Svcs., Inc.	491	8,936
Fiserv, Inc.*	416	15,167
FLIR Systems, Inc.*	345	7,066
Google, Inc.*	618	215,101
Harris Corp.	347	10,042
Hewlett-Packard Co.	6,236	199,926
Int’l. Business Machines Corp.	3,488	337,952
Intel Corp.	14,442	217,352
Intuit, Inc.*	833	22,491
Jabil Circuit, Inc.	543	3,019
JDS Uniphase Corp.*	571	1,856
Juniper Networks, Inc.*	1,371	20,647
KLA-Tencor Corp.	443	8,860
Lexmark International, Inc. Cl A*	204	3,441
Linear Technology Corp.	573	13,168
LSI Corp.*	1,675	5,092
MasterCard, Inc. Cl A	187	31,319
McAfee, Inc.*	389	13,032
MEMC Electronic Materials, Inc.*	584	9,630
Microchip Technology, Inc.	475	10,065
Micron Technology, Inc.*	1,983	8,051
Microsoft Corp.	19,864	364,902
Molex, Inc.	369	5,070
Motorola, Inc.	5,885	24,894
National Semiconductor Corp.	504	5,176
NetApp, Inc.*	857	12,718
Novell, Inc.*	893	3,804
Novellus Systems, Inc.*	258	4,291
Nvidia Corp.*	1,395	13,755
Oracle Corp.*	9,963	180,031
Paychex, Inc.	831	21,332
QLogic Corp.*	332	3,692
QUALCOMM, Inc.	4,299	167,274
salesforce.com, inc.*	269	8,804
SanDisk Corp.*	582	7,362
Sun Microsystems, Inc.*	1,918	14,040
Symantec Corp.*	2,169	32,405
Tellabs, Inc.*	1,028	4,708
Teradata Corp.*	460	7,461
Teradyne, Inc.*	437	1,914

Texas Instruments, Inc.	3,366	55,573
Total System Services, Inc.	512	7,071
Tyco Electronics	1,188	13,116
VeriSign, Inc.*	502	9,473
Western Union Co.	1,858	23,355
Xerox Corp.	2,248	10,228
Xilinx, Inc.	715	13,699
Yahoo!, Inc.*	3,603	46,154
		3,238,598
MATERIALS (1.9%)
Air Products & Chemicals, Inc.	548	30,825
AK Steel Hldg. Corp.	290	2,065
Alcoa, Inc.	2,647	19,429
Allegheny Technologies, Inc.	250	5,483
Ball Corp.	250	10,850
Bemis Co., Inc.	257	5,389
CF Industries Hldgs., Inc.	144	10,243
Dow Chemical Co.	2,399	20,224
Du Pont (E.I.) de Nemours & Co.	2,343	52,319
Eastman Chemical Co.	188	5,038
Ecolab, Inc.	435	15,108
Freeport-McMoRan Copper & Gold, Inc.	1,064	40,549
Int’l. Flavors & Fragrances, Inc.	205	6,244
International Paper Co.	1,105	7,779
MeadWestvaco Corp.	442	5,300
Monsanto Co.	1,422	118,168
Newmont Mining Corp.	1,257	56,263
Nucor Corp.	818	31,223
Owens-Illinois, Inc.*	428	6,180
Pactiv Corp.*	340	4,961
PPG Industries, Inc.	423	15,609
Praxair, Inc.	801	53,899
Rohm & Haas Co.	323	25,465
Sealed Air Corp.	409	5,644
Sigma-Aldrich Corp.	326	12,320
Titanium Metals Corp.	220	1,203
United States Steel Corp.	304	6,424
Vulcan Materials Co.	286	12,667
Weyerhaeuser Co.	546	15,053
		601,924
TELECOMMUNICATION SERVICES (2.2%)
American Tower Corp. Cl A*	1,030	31,343
AT&T, Inc.	15,302	385,610
CenturyTel, Inc.	265	7,452
Embarq Corp.	368	13,929
Frontier Communications Corp.	808	5,801
Qwest Communications Int’l., Inc.	3,804	13,010

Sprint Nextel Corp.*	7,418	26,482
Verizon Communications, Inc.	7,376	222,755
Windstream Corp.	1,137	9,164
		715,546
UTILITIES (2.4%)
AES Corp.*	1,747	10,150
Allegheny Energy, Inc.	435	10,079
Ameren Corp.	549	12,731
American Electric Power Co., Inc.	1,048	26,472
CenterPoint Energy,Inc.	894	9,324
CMS Energy Corp.	587	6,950
Consolidated Edison, Inc.	706	27,965
Constellation Energy Group, Inc.	458	9,462
Dominion Resources, Inc.	1,509	46,764
DTE Energy Co.	418	11,579
Duke Energy Corp.	3,285	47,041
Dynegy, Inc. Cl A*	1,313	1,851
Edison International	846	24,373
Entergy Corp.	491	33,432
EQT Corp.	338	10,590
Exelon Corp.	1,708	77,526
FirstEnergy Corp.	788	30,417
FPL Group, Inc.	1,056	53,571
Integrys Energy Group, Inc.	193	5,026
Nicor, Inc.	115	3,821
NiSource, Inc.	709	6,948
Northeast Utilities	406	8,766
Pepco Hldgs., Inc.	561	7,001
PG&E Corp.	937	35,812
Pinnacle West Capital Corp.	257	6,826
PPL Corp.	974	27,964
Progress Energy, Inc.	683	24,766
Public Svc. Enterprise Group, Inc.	1,310	38,606
Questar Corp.	450	13,244
SCANA Corp.	310	9,576
Sempra Energy	633	29,270
Southern Co.	2,011	61,577
TECO Energy, Inc.	550	6,133
Wisconsin Energy Corp.	304	12,516
Xcel Energy, Inc.	1,166	21,723
		769,852
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $27,702,873) 55.3%		17,983,924

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill (1)	AAA	0.01	04/30/09	100,000	99,999
U.S. Treasury Bill (1)	AAA	0.04	04/29/09	100,000	99,997
					199,996
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $199,996) 0.6%					199,996

TOTAL INDEXED ASSETS (Cost: $27,902,869) 55.9%					18,183,920

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (3.9%)
Aeropostale, Inc.*	1,969	52,297
Apollo Group, Inc.*	505	39,557
California Pizza Kitchen, Inc.*	4,300	56,244
Comcast Corp. Cl A	5,061	69,032
Corinthian Colleges, Inc.*	1,024	19,917
Dillard’s, Inc. Cl A	9,645	54,977
Family Dollar Stores, Inc.	1,613	53,826
Gymboree Corp.*	1,612	34,416
Home Depot, Inc.	1,000	23,560
Jackson Hewitt Tax Service, Inc.	1,958	10,221
Johnson Controls, Inc.	2,944	35,328
Leapfrog Enterprises, Inc.*	3,930	5,423
McDonald’s Corp.	2,336	127,476
Netflix, Inc.*	1,806	77,514
Omnicom Group, Inc.	1,425	33,345
P.F. Chang’s China Bistro, Inc.*	1,352	30,934
Pep Boys - Manny, Moe & Jack	5,588	24,643
Rent-A-Center, Inc.*	3,003	58,168
Smith & Wesson Hldg. Corp.*	3,325	20,017
Sonic Corp.*	2,380	23,848
Staples, Inc.	3,587	64,961
Target Corp.	814	27,993
Time Warner Cable, Inc.	338	8,379
Time Warner, Inc.	1,345	25,965
TJX Cos., Inc.	674	17,281
Tupperware Brands Corp.	7,281	123,704
V.F. Corp.	717	40,948
WMS Industries, Inc.*	2,248	47,006
Wolverine World Wide, Inc.	3,704	57,708
		1,264,688
CONSUMER STAPLES (3.8%)
American Italian Pasta Co. Cl A*	4,537	157,933
Campbell Soup Co.	1,488	40,712
Casey’s General Stores, Inc.	593	15,809
Chattem, Inc.*	577	32,341
Clorox Co.	736	37,889
Colgate-Palmolive Co.	785	46,299
CVS Caremark Corp.	2,879	79,144
Flowers Foods, Inc.	511	11,998
General Mills, Inc.	1,540	76,815
Great Atlantic & Pacific Tea Co., Inc.*	7,435	39,480

Heinz (H.J.) Co.	427	14,117
Kimberly-Clark Corp.	710	32,738
Kraft Foods, Inc. Cl A	1,984	44,223
PepsiCo, Inc.	2,395	123,295
Proctor & Gamble Co.	3,560	167,640
Ralcorp Hldgs., Inc.*	1,069	57,598
Vector Group Ltd.	5,540	71,965
Wal-Mart Stores, Inc.	3,343	174,170
		1,224,166
ENERGY (3.7%)
Apache Corp.	480	30,763
Arena Resources, Inc.*	750	19,110
Chevron Corp.	1,722	115,787
CNX Gas Corp.*	1,682	39,880
Concho Resources, Inc.*	1,985	50,796
ConocoPhillips	1,365	53,453
Consol Energy, Inc.	738	18,627
Dril-Quip, Inc.*	952	29,226
Ellora Energy, Inc.†***	3,000	21,300
Exxon Mobil Corp.	5,003	340,704
Halliburton Co.	2,895	44,786
Noble Corp.	1,135	27,342
Noble Energy, Inc.	694	37,393
Occidental Petroleum Corp.	1,424	79,246
Penn Virginia Corp.	1,655	18,172
Pride International, Inc.*	1,850	33,263
Range Resources Corp.	816	33,587
Schlumberger Ltd.	1,202	48,825
Southwestern Energy Co.*	582	17,280
Superior Well Services, Inc.*	969	4,971
T-3 Energy Services, Inc.*	3,087	36,365
Trico Marine Services, Inc.*	2,601	5,462
Valero Energy Corp.	540	9,666
Walter Industries, Inc.	1,080	24,700
Willbros Group, Inc.*	2,493	24,182
Williams Cos., Inc.	1,773	20,177
XTO Energy, Inc.	584	17,882
		1,202,945
FINANCIALS (7.0%)
Aflac, Inc.	962	18,624
Aon Corp.	720	29,390
Ashford Hospitality Trust, Inc.	11,373	17,514
Aspen Insurance Hldgs. Ltd.	3,115	69,963
BancFirst Corp.	722	26,281
Bank Mutual Corp.	7,119	64,498
Bank of New York Mellon Corp.	1,536	43,392
Brookline Bancorp, Inc.	6,930	65,835
CapLease, Inc.	1,235	2,433
Chubb Corp.	1,201	50,826
CME Group, Inc.	199	49,032
Ellington Financial LLC†***	3,400	68,000
Federated Investors, Inc. Cl B	1,663	37,018
FelCor Lodging Trust, Inc.	2,063	2,806
First Niagara Financial Group, Inc.	3,944	42,990
Franklin Resources, Inc.	612	32,968

Glacier Bancorp, Inc.	4,907	77,089
Goldman Sachs Group, Inc.	699	74,108
Highwoods Properties, Inc.	2,139	45,817
IBERIABANK Corp.	694	31,882
iShares Russell 2000 Growth Index Fund	1,916	88,098
iShares Russell 2000 Index Fund	1,000	41,940
iShares Russell 2000 Value Index Fund	1,070	42,222
iShares Russell Microcap Index Fund	3,233	86,547
JPMorgan Chase & Co.	3,406	90,531
Marlin Business Svcs. Corp.*	3,844	15,068
Meadowbrook Insurance Group, Inc.	7,375	44,988
Medical Properties Trust, Inc.	1,637	5,975
MFA Financial, Inc.	7,654	45,006
Mid-America Apt. Communities, Inc.	747	23,030
National Penn Bancshares, Inc.	2,879	23,896
National Retail Pptys., Inc.	1,090	17,266
NewAlliance Bancshares, Inc.	7,442	87,369
Pennsylvania REIT	2,009	7,132
People’s United Financial, Inc.	1,568	28,177
PMA Capital Corp. Cl A*	5,384	22,451
ProAssurance Corp.*	1,217	56,737
Progressive Corp.*	3,173	42,645
ProLogis	1,455	9,458
PS Business Parks, Inc.	455	16,767
Realty Income Corp.	2,156	40,576
S.Y. Bancorp, Inc.	1,780	43,254
SeaBright Insurance Hldgs., Inc.*	4,457	46,620
Senior Housing Pptys. Trust	4,585	64,282
Signature Bank*	475	13,409
SPDR KBW	2,290	44,014
Stifel Financial Corp.*	958	41,491
T. Rowe Price Group, Inc.	1,820	52,525
Tower Group, Inc.	1,161	28,595
Travelers Cos., Inc.	769	31,252
Trico Bancshares	1,407	23,553
U.S. Bancorp	3,079	44,984
Vintage Wine Trust, Inc.†***	7,340	0
Wells Fargo & Co.	3,581	50,993
Westamerica Bancorporation	1,759	80,140
Westfield Financial, Inc.	3,703	32,586
		2,284,043
HEALTH CARE (6.3%)
Abbott Laboratories	3,597	171,577
ABIOMED, Inc.*	3,962	19,414
Acorda Therapeutics, Inc.*	861	17,056
Aetna, Inc.	848	20,632
Alexion Pharmaceuticals, Inc.*	1,506	56,716
Allscripts-Misys Healthcare Solutions, Inc.	1,914	19,695
Almost Family, Inc.*	1,270	24,244
Alnylam Pharmaceuticals, Inc.*	933	17,764
Alphatec Hldgs., Inc.*	15,956	28,242
American Medical Systems Hldgs., Inc.*	5,851	65,239
AmerisourceBergen Corp.	1,313	42,883
Animal Health Int’l., Inc.*	2,630	3,288
Athenahealth, Inc.*	725	17,480
Auxilium Pharmaceuticals, Inc.*	626	17,353

Baxter International, Inc.	1,325	67,867
Celgene Corp.*	1,399	62,116
Conceptus, Inc.*	4,232	49,726
Conmed Corp.*	2,368	34,123
Enzon Pharmaceuticals, Inc.*	19,931	120,981
ev3, Inc.*	2,699	19,163
Exelixis, Inc.*	1,800	8,280
Geron Corp.*	1,525	6,817
Gilead Sciences, Inc.*	3,259	150,957
Immucor, Inc.*	1,562	39,284
Isis Pharmaceuticals, Inc.*	1,231	18,477
Johnson & Johnson	4,037	212,346
Laboratory Corp. of America Hldgs.*	721	42,171
Landauer, Inc.	525	26,607
Luminex Corp.*	525	9,513
Magellan Health Svcs., Inc.*	1,582	57,648
McKesson Corp.	1,065	37,318
MedAssets, Inc.*	2,941	41,909
Medco Health Solutions, Inc.*	516	21,331
Medivation, Inc.*	725	13,246
Medtronic, Inc.	1,361	40,109
Merck & Co., Inc.	1,504	40,232
Myriad Genetics, Inc.*	1,340	60,930
Neogen Corp.*	1,778	38,814
Onyx Pharmaceuticals, Inc.*	874	24,953
Optimer Pharmaceuticals, Inc.*	575	7,584
OSI Pharmaceuticals, Inc. - rights*	131	0
OSI Pharmaceuticals, Inc.*	900	34,434
Psychiatric Solutions, Inc.*	986	15,510
Regeneron Pharmaceuticals, Inc.*	450	6,237
Schering-Plough Corp.	3,926	92,457
Seattle Genetics, Inc.*	2,820	27,805
Sepracor, Inc.*	2,272	33,308
Sequenom, Inc.*	1,150	16,353
STERIS Corp.	1,084	25,236
United Therapeutics Corp.*	389	25,709
		2,051,134
INDUSTRIALS (4.6%)
Actuant Corp. Cl A	356	3,677
Aircastle Ltd.	4,765	22,157
Alaska Air Group, Inc.*	3,577	62,848
Astec Industries, Inc.*	1,626	42,650
AZZ, Inc.*	1,317	34,756
Belden, Inc.	980	12,260
Burlington Northern Santa Fe Corp.	593	35,669
Comfort Systems USA, Inc.	2,844	29,492
Cornell Cos., Inc.*	1,887	30,890
CRA International, Inc.*	673	12,706
Curtiss-Wright Corp.	916	25,694
Dollar Thrifty Automotive Grp.*	4,460	5,174
Expeditors Int’l. of Washington, Inc.	1,143	32,335
Exponent, Inc.*	559	14,159
General Electric Co.	11,322	114,465
Genesee & Wyoming, Inc. Cl A*	3,976	84,490
Hub Group, Inc. Cl A*	1,156	19,652
Huron Consulting Group, Inc.*	837	35,514

Illinois Tool Works, Inc.	1,151	35,508
Insteel Industries, Inc.	2,315	16,112
ITT Corp.	1,275	49,049
JetBlue Airways Corp*	3,170	11,571
Lockheed Martin Corp.	994	68,616
Mueller Industries, Inc.	4,619	100,186
Northrop Grumman Corp.	1,414	61,707
Old Dominion Freight Line, Inc.*	3,989	93,702
Orion Marine Group, Inc.*	570	7,467
Perini Corp.*	3,252	40,000
Powell Industries, Inc.*	632	22,316
RBC Bearings, Inc.*	842	12,866
Southwest Airlines Co.	4,389	27,782
Spherion Corp.*	4,610	9,589
Stanley, Inc.*	1,110	28,183
Sun Hydraulics Corp.	1,919	28,037
Teledyne Technologies, Inc.*	525	14,007
Tyco International Ltd.	1	20
Union Pacific Corp.	822	33,792
United Parcel Service, Inc. Cl B	1,710	84,166
United Technologies Corp.	1,439	61,848
Waste Connections, Inc.*	807	20,740
Watson Wyatt Worldwide, Inc. Cl A	739	36,484
Woodward Governor Co.	1,105	12,354
		1,494,690
INFORMATION TECHNOLOGY (6.6%)
Anixter International, Inc.*	868	27,498
ANSYS, Inc.*	843	21,159
Apple, Inc.*	1,151	120,993
Applied Materials, Inc.	3,479	37,399
Ariba, Inc.*	975	8,512
Automatic Data Processing, Inc.	1,334	46,903
Broadcom Corp. Cl A*	1,282	25,614
Cisco Systems, Inc.*	5,801	97,283
Coherent, Inc.*	1,600	27,600
Commvault Systems, Inc.*	650	7,131
Data Domain, Inc.*	5,271	66,256
EMC Corp.*	2,405	27,417
Emulex Corp.*	1,300	6,539
FormFactor, Inc.*	1,326	23,895
Global Cash Access Hldgs., Inc.*	7,717	29,479
Google, Inc.*	160	55,690
Harmonic, Inc.*	4,699	30,544
Hewlett-Packard Co.	3,079	98,713
Informatica Corp.*	3,401	45,097
Int’l. Business Machines Corp.	1,413	136,906
Intel Corp.	3,949	59,432
L-1 Identity Solutions, Inc.*	3,090	15,790
Lawson Software, Inc.*	3,250	13,813
Littelfuse, Inc.*	792	8,704
ManTech International Corp. Cl A*	1,055	44,205
MEMC Electronic Materials, Inc.*	552	9,102
Microsemi Corp.*	2,865	33,234
Microsoft Corp.	7,334	134,726
MKS Instruments, Inc.*	3,373	49,482
Monolithic Power Systems, Inc.*	1,715	26,583

Omniture, Inc.*	2,291	30,218
Oracle Corp.*	4,506	81,423
Parametric Technology Corp.*	4,376	43,672
Plexus Corp.*	1,917	26,493
QUALCOMM, Inc.	2,263	88,053
Quest Software, Inc.*	1,900	24,092
Riverbed Technology, Inc.*	1,425	18,639
Semtech Corp.*	4,468	59,648
Solera Hldgs., Inc.*	1,000	24,780
Starent Networks Corp.*	1,346	21,280
Sybase, Inc.*	3,288	99,594
Symantec Corp.*	4,628	69,142
Tech Data Corp.*	742	16,161
TIBCO Software, Inc.*	8,089	47,482
Trimble Navigation Ltd.*	975	14,898
ViaSat, Inc.*	1,350	28,107
WebMD Health Corp. Cl A*	1,000	22,300
Websense, Inc.*	4,180	50,160
Yahoo!, Inc.*	2,481	31,782
		2,133,623
MATERIALS (2.1%)
Ball Corp.	1,101	47,783
Commercial Metals Co.	4,510	52,091
Crown Hldgs., Inc.*	7,815	177,635
Cytec Industries, Inc.	1,733	26,030
Dow Chemical Co.	2,255	19,010
Freeport-McMoRan Copper & Gold, Inc.	771	29,383
Horsehead Hldg. Corp.*	3,093	17,012
Louisiana-Pacific Corp.	5,701	12,713
Monsanto Co.	884	73,460
Royal Gold, Inc.	1,603	74,956
Silgan Hldgs., Inc.	2,544	133,662
Taseko Mines Ltd.*	13,653	17,066
		680,801
TELECOMMUNICATION SERVICES (1.2%)
American Tower Corp. Cl A*	1,779	54,135
AT&T, Inc.	4,773	120,280
CenturyTel, Inc.	1,731	48,676
Consolidated Comms. Hldgs., Inc.	4,878	50,048
FairPoint Communications, Inc.	1	1
Iowa Telecommunications Svcs., Inc.	2,818	32,294
Syniverse Hldgs., Inc.*	5,669	89,343
		394,777
UTILITIES (1.7%)
ALLETE, Inc.	769	20,525
Avista Corp.	5,728	78,932
Black Hills Corp.	926	16,566
Dominion Resources, Inc.	1,869	57,920
Edison International	523	15,068
Entergy Corp.	291	19,814
Exelon Corp.	775	35,177
FirstEnergy Corp.	798	30,803
FPL Group, Inc.	597	30,286
IDACORP, Inc.	390	9,110
Northwest Natural Gas Co.	755	32,782

NV Energy, Inc.	2,625	24,649
PNM Resources, Inc.	2,358	19,477
Public Svc. Enterprise Group, Inc.	720	21,218
Sempra Energy	972	44,945
Unisource Energy Corp.	2,112	59,537
Westar Energy, Inc.	2,716	47,611
		564,420
TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $17,653,519) 40.9%		13,295,287

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
ACTIVE ASSETS:
LONG-TERM DEBT SECURITIES:
FINANCIALS (0.0%)
GSC Capital Corp.†(2)	NR	7.25	07/15/10	60,000	0
TOTAL ACTIVE ASSETS - LONG-TERM DEBT SECURITIES (Cost: $60,000) 0.0%					0

TOTAL ACTIVE ASSETS (Cost: $17,713,519) 40.9%					13,295,287

TEMPORARY CASH INVESTMENTS (3) (Cost: $688,300) 2.1%					688,300

TOTAL INVESTMENTS (Cost: $46,304,688) 98.9%					32,167,507

OTHER NET ASSETS 1.1%					356,966

NET ASSETS 100.0%					$32,524,473

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2009  (Unaudited)

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (8.1%)
Abercrombie & Fitch Co. Cl A	375	8,925
Amazon.com, Inc.*	1,389	102,008
Apollo Group, Inc.*	459	35,953
AutoNation, Inc.*	466	6,468
AutoZone, Inc.*	158	25,694
Bed Bath & Beyond, Inc.*	1,122	27,770
Best Buy Co., Inc.	1,459	55,384
Big Lots, Inc.*	354	7,356
Black & Decker Corp.	250	7,890
Carnival Corp.	1,889	40,802
CBS Corp. Cl B	2,941	11,293
Centex Corp.	536	4,020
Coach, Inc.*	1,412	23,580
Comcast Corp. Cl A	12,437	169,641
D.R. Horton, Inc.	1,189	11,533
Darden Restaurants, Inc.	599	20,522
DIRECTV Group, Inc.*	2,359	53,762
Disney (Walt) Co.	7,994	145,171
Eastman Kodak Co.	1,157	4,397
Expedia, Inc.*	904	8,208
Family Dollar Stores, Inc.	604	20,155
Ford Motor Co.*	10,368	27,268
Fortune Brands, Inc.	647	15,884
GameStop Corp. Cl A*	707	19,810
Gannett Co., Inc.	985	2,167
Gap, Inc.	2,013	26,149
General Motors Corp.	2,644	5,129
Genuine Parts Co.	688	20,544
Goodyear Tire & Rubber Co.*	1,040	6,510
H&R Block, Inc.	1,467	26,685
Harley-Davidson, Inc.	1,005	13,457
Harman Int’l. Industries, Inc.	252	3,410
Hasbro, Inc.	535	13,412
Home Depot, Inc.	7,328	172,648
International Game Technology	1,273	11,737
Interpublic Group of Cos., Inc.*	2,064	8,504
Johnson Controls, Inc.	2,564	30,768
KB Home	325	4,284
Kohl’s Corp.*	1,317	55,735
Leggett & Platt, Inc.	674	8,755
Lennar Corp. Cl A	609	4,574
Limited Brands, Inc.	1,168	10,162
Lowe’s Cos., Inc.	6,333	115,577
Macy’s, Inc	1,818	16,180

Marriott International, Inc. Cl A	1,267	20,728
Mattel, Inc.	1,549	17,860
McDonald’s Corp.	4,814	262,700
McGraw-Hill Cos., Inc.	1,358	31,057
Meredith Corp.	150	2,496
New York Times Co. Cl A	503	2,274
Newell Rubbermaid, Inc.	1,197	7,637
News Corp. Cl A	9,947	65,849
NIKE, Inc. Cl B	1,695	79,479
Nordstrom, Inc.	689	11,541
O’Reilly Automotive, Inc.*	579	20,271
Office Depot, Inc.*	1,192	1,562
Omnicom Group, Inc.	1,344	31,450
Penney (J.C.) Co., Inc.	959	19,247
Polo Ralph Lauren Corp.	243	10,267
Pulte Homes, Inc.	921	10,067
RadioShack Corp.	540	4,628
Scripps Networks Interactive, Inc. Cl A	388	8,734
Sears Hldgs. Corp.*	233	10,650
Sherwin-Williams Co.	424	22,035
Snap-On, Inc.	247	6,200
Stanley Works	340	9,901
Staples, Inc.	3,082	55,815
Starbucks Corp.*	3,180	35,330
Starwood Hotels & Resorts Worldwide, Inc.	788	10,008
Target Corp.	3,254	111,905
Tiffany & Co.	531	11,448
Time Warner Cable, Inc.	1,298	32,197
Time Warner, Inc.	5,170	99,775
TJX Cos., Inc.	1,798	46,101
V.F. Corp.	380	21,702
Viacom, Inc. Cl B*	2,651	46,074
Washington Post Co. Cl B	23	8,213
Whirlpool Corp.	317	9,380
Wyndham Worldwide Corp.	763	3,205
Wynn Resorts Ltd.*	258	5,152
Yum! Brands, Inc.	1,999	54,933
		2,617,752
CONSUMER STAPLES (11.9%)
Altria Group, Inc.	8,898	142,546
Archer-Daniels-Midland Co.	2,771	76,978
Avon Products, Inc.	1,842	35,422
Brown-Forman Corp. Cl B	423	16,425
Campbell Soup Co.	889	24,323
Clorox Co.	599	30,837
Coca-Cola Co.	8,594	377,706
Coca-Cola Enterprises, Inc.	1,369	18,057
Colgate-Palmolive Co.	2,179	128,517

ConAgra Foods, Inc.	1,933	32,610
Constellation Brands, Inc. Cl A*	841	10,008
Costco Wholesale Corp.	1,864	86,340
CVS Caremark Corp.	6,207	170,630
Dean Foods Co.*	664	12,005
Dr. Pepper Snapple Group, Inc.*	1,095	18,516
Estee Lauder Cos., Inc. Cl A	500	12,325
General Mills, Inc.	1,444	72,027
Heinz (H.J.) Co.	1,359	44,929
Hershey Co.	716	24,881
Hormel Foods Corp.	307	9,735
J.M. Smucker Co.	511	19,045
Kellogg Co.	1,088	39,853
Kimberly-Clark Corp.	1,786	82,352
Kraft Foods, Inc. Cl A	6,340	141,319
Kroger Co.	2,817	59,777
Lorillard, Inc.	725	44,762
McCormick & Co., Inc.	561	16,589
Molson Coors Brewing Co. Cl B	643	22,042
Pepsi Bottling Group, Inc.	583	12,908
PepsiCo, Inc.	6,710	345,431
Philip Morris Int’l., Inc.	8,739	310,934
Proctor & Gamble Co.	12,700	598,043
Reynolds American, Inc.	729	26,127
Safeway, Inc.	1,852	37,392
Sara Lee Corp.	3,056	24,692
SUPERVALU, Inc.	915	13,066
Sysco Corp.	2,588	59,006
Tyson Foods, Inc. Cl A	1,304	12,245
Wal-Mart Stores, Inc.	9,658	503,182
Walgreen Co.	4,271	110,875
Whole Foods Market, Inc.	606	10,181
		3,834,638
ENERGY (12.1%)
Anadarko Petroleum Corp.	1,981	77,041
Apache Corp.	1,445	92,610
Baker Hughes, Inc.	1,330	37,972
BJ Services Co.	1,260	12,537
Cabot Oil & Gas Corp.	446	10,512
Cameron International Corp.*	949	20,812
Chesapeake Energy Corp.	2,338	39,886
Chevron Corp.	8,691	584,383
ConocoPhillips	6,437	252,073
Consol Energy, Inc.	783	19,763
Devon Energy Corp.	1,907	85,224
Diamond Offshore Drilling, Inc	296	18,607
El Paso Corp.	3,028	18,925
ENSCO International, Inc.	612	16,157

EOG Resources, Inc.	1,079	59,086
Exxon Mobil Corp.	21,368	1,455,156
Halliburton Co.	3,862	59,745
Hess Corp.	1,226	66,449
Marathon Oil Corp.	3,047	80,106
Massey Energy Co.	367	3,714
Murphy Oil Corp.	823	36,846
Nabors Industries Ltd.*	1,230	12,288
National Oilwell Varco, Inc.*	1,803	51,764
Noble Energy, Inc.	747	40,248
Occidental Petroleum Corp.	3,497	194,608
Peabody Energy Corp.	1,154	28,896
Pioneer Natural Resources Co.	509	8,383
Range Resources Corp.	671	27,618
Rowan Cos., Inc.	489	5,853
Schlumberger Ltd.	5,169	209,965
Smith International, Inc.	945	20,299
Southwestern Energy Co.*	1,482	44,001
Spectra Energy Corp.	2,639	37,315
Sunoco, Inc.	505	13,372
Tesoro Corp.	598	8,055
Valero Energy Corp.	2,229	39,899
Williams Cos., Inc.	2,500	28,450
XTO Energy, Inc.	2,491	76,274
		3,894,892
FINANCIALS (10.0%)
Aflac, Inc.	2,014	38,991
Allstate Corp.	2,317	44,371
American Express Co.	5,015	68,354
American Int’l. Group, Inc.	11,612	11,612
Ameriprise Financial, Inc.	936	19,179
Aon Corp.	1,165	47,555
Apartment Investment & Co. Cl A	528	2,893
Assurant, Inc.	507	11,042
AvalonBay Communities, Inc.	343	16,142
Bank of America Corp.	27,657	188,621
Bank of New York Mellon Corp.	4,956	140,007
BB&T Corp.	2,386	40,371
Boston Properties, Inc.	522	18,286
Capital One Financial Corp.	1,696	20,759
CB Richard Ellis Group, Inc. Cl A*	963	3,881
Charles Schwab Corp.	4,044	62,682
Chubb Corp.	1,537	65,046
Cincinnati Financial Corp.	700	16,009
CIT Group, Inc.	1,563	4,455
Citigroup, Inc.	23,604	59,718
CME Group, Inc.	289	71,207
Comerica, Inc.	650	11,902

Discover Financial Svcs.	2,075	13,093
E*Trade Financial Corp.*	2,451	3,137
Equity Residential	1,174	21,543
Federated Investors, Inc. Cl B	382	8,503
Fifth Third Bancorp	2,494	7,282
First Horizon National Corp.	912	9,792
Franklin Resources, Inc.	653	35,177
Genworth Financial, Inc. Cl A	1,878	3,568
Goldman Sachs Group, Inc.	2,002	212,252
Hartford Financial Svcs. Group, Inc.	1,401	10,998
HCP, Inc.	1,093	19,510
Health Care REIT, Inc.	461	14,102
Host Hotels & Resorts, Inc.	2,256	8,844
Hudson City Bancorp, Inc.	2,253	26,338
Huntington Bancshares, Inc.	1,585	2,631
IntercontinentalExchange, Inc.*	312	23,235
Invesco Ltd.	1,665	23,077
Janus Capital Group, Inc.	683	4,542
JPMorgan Chase & Co.	16,139	428,975
KeyCorp	2,137	16,818
Kimco Realty Corp.	991	7,551
Legg Mason, Inc.	613	9,747
Leucadia National Corp.*	764	11,376
Lincoln National Corp.	1,108	7,413
Loews Corp.	1,563	34,542
M&T Bank Corp.	334	15,110
Marsh & McLennan Cos., Inc.	2,221	44,975
Marshall & Ilsley Corp.	1,124	6,328
MBIA, Inc.*	816	3,737
MetLife, Inc.	3,428	78,056
Moody’s Corp.	839	19,230
Morgan Stanley	4,588	104,469
Nasdaq OMX Group, Inc.*	587	11,493
Northern Trust Corp.	962	57,547
NYSE Euronext	1,143	20,460
People’s United Financial, Inc.	1,502	26,991
Plum Creek Timber Co., Inc.	721	20,959
PNC Financial Svcs. Grp., Inc.	1,848	54,128
Principal Financial Grp., Inc.	1,121	9,170
Progressive Corp.*	2,917	39,204
ProLogis	1,151	7,482
Prudential Financial, Inc.	1,831	34,826
Public Storage	541	29,890
Regions Financial Corp.	2,995	12,759
Simon Property Group, Inc.	999	34,615
SLM Corp.*	2,018	9,989
State Street Corp.	1,865	57,405
SunTrust Banks, Inc.	1,533	17,997
T. Rowe Price Group, Inc.	1,117	32,237

Torchmark Corp.	358	9,390
Travelers Cos., Inc.	2,524	102,575
U.S. Bancorp	7,577	110,700
Unum Group	1,430	17,875
Ventas, Inc.	577	13,046
Vornado Realty Trust	605	20,096
Wells Fargo & Co.	18,236	259,681
XL Capital Ltd. Cl A	1,432	7,819
Zions Bancorporation	498	4,895
		3,222,263
HEALTH CARE (14.3%)
Abbott Laboratories	6,702	319,685
Aetna, Inc.	1,992	48,465
Allergan, Inc.	1,328	63,425
AmerisourceBergen Corp.	675	22,046
Amgen, Inc.*	4,455	220,612
Bard (C.R.), Inc.	428	34,120
Baxter International, Inc.	2,678	137,167
Becton, Dickinson & Co.	1,050	70,602
Biogen Idec, Inc.*	1,260	66,049
Boston Scientific Corp.*	6,492	51,611
Bristol-Myers Squibb Co.	8,553	187,482
Cardinal Health, Inc.	1,553	48,888
Celgene Corp.*	1,979	87,868
Cephalon, Inc.*	295	20,090
CIGNA Corp.	1,187	20,879
Coventry Health Care, Inc.*	643	8,320
Covidien Ltd.	2,176	72,330
DaVita, Inc.*	448	19,690
Dentsply International, Inc.	643	17,265
Express Scripts, Inc.*	1,069	49,356
Forest Laboratories, Inc.*	1,303	28,614
Genzyme Corp.*	1,168	69,368
Gilead Sciences, Inc.*	3,972	183,983
Hospira, Inc.*	689	21,263
Humana, Inc.*	728	18,986
IMS Health, Inc.	785	9,789
Intuitive Surgical, Inc.*	168	16,020
Johnson & Johnson	11,984	630,358
King Pharmaceuticals, Inc.*	1,065	7,530
Laboratory Corp. of America Hldgs.*	466	27,256
Life Technologies Corp.*	745	24,198
Lilly (Eli) & Co.	4,322	144,398
McKesson Corp.	1,191	41,733
Medco Health Solutions, Inc.*	2,152	88,964
Medtronic, Inc.	4,830	142,340
Merck & Co., Inc.	9,130	244,228
Millipore Corp.*	238	13,664
Mylan, Inc.*	1,317	17,661

Patterson Cos., Inc.*	393	7,412
PerkinElmer, Inc.	510	6,513
Pfizer, Inc.	29,121	396,628
Quest Diagnostics, Inc.	684	32,476
Schering-Plough Corp.	7,024	165,415
St. Jude Medical, Inc.*	1,488	54,059
Stryker Corp.	1,046	35,606
Tenet Healthcare Corp.*	1,808	2,097
Thermo Fisher Scientific, Inc.*	1,814	64,705
UnitedHealth Group, Inc.	5,223	109,317
Varian Medical Systems, Inc.*	537	16,346
Waters Corp.*	425	15,704
Watson Pharmaceuticals, Inc.*	451	14,031
WellPoint, Inc.*	2,198	83,458
Wyeth	5,751	247,523
Zimmer Hldgs., Inc.*	970	35,405
		4,582,998
INDUSTRIALS (9.1%)
3M Co.	2,992	148,762
Avery Dennison Corp.	459	10,254
Boeing Co.	3,168	112,717
Burlington Northern Santa Fe Corp.	1,212	72,902
C.H. Robinson Worldwide, Inc.	731	33,341
Caterpillar, Inc.	2,606	72,864
Cintas Corp.	567	14,016
Cooper Industries Ltd. Cl A	748	19,343
CSX Corp.	1,705	44,074
Cummins, Inc.	870	22,142
Danaher Corp.	1,104	59,859
Deere & Co.	1,843	60,579
Donnelley (R.R.) & Sons Co.	886	6,494
Dover Corp.	802	21,157
Dun & Bradstreet Corp.	232	17,864
Eaton Corp.	712	26,244
Emerson Electric Co.	3,312	94,657
Equifax, Inc.	545	13,325
Expeditors Int’l. of Washington, Inc.	916	25,914
Fastenal Co.	558	17,942
FedEx Corp.	1,344	59,795
Flowserve Corp.	242	13,581
Fluor Corp.	784	27,087
General Dynamics Corp.	1,684	70,038
General Electric Co.	45,396	458,954
Goodrich Corp.	532	20,157
Grainger (W.W.), Inc.	279	19,580
Honeywell International, Inc.	3,138	87,425
Illinois Tool Works, Inc.	1,699	52,414
Ingersoll-Rand Co. Ltd. Cl A	1,377	19,003

Iron Mountain, Inc.*	769	17,049
ITT Corp.	785	30,199
Jacobs Engineering Group, Inc.*	528	20,412
L-3 Communications Hldgs., Inc.	515	34,917
Lockheed Martin Corp.	1,438	99,265
Manitowoc Co., Inc.	562	1,838
Masco Corp.	1,556	10,861
Monster Worldwide, Inc.*	532	4,336
Norfolk Southern Corp.	1,599	53,966
Northrop Grumman Corp.	1,412	61,620
PACCAR, Inc.	1,567	40,366
Pall Corp.	510	10,419
Parker Hannifin Corp.	695	23,616
Pitney Bowes, Inc.	890	20,782
Precision Castparts Corp.	601	36,000
Raytheon Co.	1,788	69,625
Republic Services, Inc.	1,386	23,770
Robert Half Int’l., Inc.	670	11,946
Rockwell Automation, Inc.	611	13,344
Rockwell Collins, Inc.	684	22,326
Ryder System, Inc.	235	6,653
Southwest Airlines Co.	3,194	20,218
Stericycle, Inc.*	370	17,660
Textron, Inc.	1,043	5,987
Union Pacific Corp.	2,187	89,908
United Parcel Service, Inc. Cl B	4,298	211,548
United Technologies Corp.	4,106	176,476
Waste Management, Inc.	2,116	54,170
		2,911,761
INFORMATION TECHNOLOGY (16.8%)
Adobe Systems, Inc.*	2,294	49,069
Advanced Micro Devices, Inc.*	2,627	8,012
Affiliated Computer Svcs., Inc. Cl A*	421	20,162
Agilent Technologies, Inc.*	1,511	23,224
Akamai Technologies, Inc.*	730	14,162
Altera Corp.	1,284	22,534
Amphenol Corp. Cl A	760	21,652
Analog Devices, Inc.	1,258	24,242
Apple, Inc.*	3,839	403,556
Applied Materials, Inc.	5,800	62,350
Autodesk, Inc.*	976	16,407
Automatic Data Processing, Inc.	2,193	77,106
BMC Software, Inc.*	809	26,697
Broadcom Corp. Cl A*	1,919	38,342
CA, Inc.	1,702	29,972
Ciena Corp.*	390	3,034
Cisco Systems, Inc.*	25,287	424,063
Citrix Systems, Inc.*	784	17,750

Cognizant Technology Solutions Inc. Cl A*	1,257	26,133
Computer Sciences Corp.*	654	24,093
Compuware Corp.*	1,064	7,012
Convergys Corp.*	527	4,258
Corning, Inc.	6,726	89,254
Dell, Inc.*	7,481	70,920
eBay, Inc.*	4,632	58,178
Electronic Arts, Inc.*	1,386	25,211
EMC Corp.*	8,813	100,468
Fidelity Nat’l. Information Svcs., Inc.	821	14,942
Fiserv, Inc.*	691	25,194
FLIR Systems, Inc.*	599	12,268
Google, Inc.*	1,033	359,546
Harris Corp.	581	16,814
Hewlett-Packard Co.	10,374	332,590
Int’l. Business Machines Corp.	5,802	562,156
Intel Corp.	24,038	361,772
Intuit, Inc.*	1,382	37,314
Jabil Circuit, Inc.	909	5,054
JDS Uniphase Corp.*	952	3,094
Juniper Networks, Inc.*	2,280	34,337
KLA-Tencor Corp.	730	14,600
Lexmark International, Inc. Cl A*	338	5,702
Linear Technology Corp.	957	21,992
LSI Corp.*	2,794	8,494
MasterCard, Inc. Cl A	312	52,254
McAfee, Inc.*	659	22,077
MEMC Electronic Materials, Inc.*	970	15,995
Microchip Technology, Inc.	785	16,634
Micron Technology, Inc.*	3,298	13,390
Microsoft Corp.	33,058	607,275
Molex, Inc.	608	8,354
Motorola, Inc.	9,787	41,399
National Semiconductor Corp.	843	8,658
NetApp, Inc.*	1,426	21,162
Novell, Inc.*	1,494	6,364
Novellus Systems, Inc.*	422	7,018
Nvidia Corp.*	2,322	22,895
Oracle Corp.*	16,580	299,601
Paychex, Inc.	1,386	35,579
QLogic Corp.*	552	6,138
QUALCOMM, Inc.	7,151	278,245
salesforce.com, inc.*	452	14,794
SanDisk Corp.*	977	12,359
Sun Microsystems, Inc.*	3,198	23,409
Symantec Corp.*	3,610	53,933
Tellabs, Inc.*	1,723	7,891
Teradata Corp.*	759	12,311
Teradyne, Inc.*	731	3,202

Texas Instruments, Inc.	5,606	92,555
Total System Services, Inc.	850	11,739
Tyco Electronics	1,975	21,804
VeriSign, Inc.*	838	15,813
Western Union Co.	3,088	38,816
Xerox Corp.	3,738	17,008
Xilinx, Inc.	1,183	22,666
Yahoo!, Inc.*	5,998	76,834
		5,391,902
MATERIALS (3.1%)
Air Products & Chemicals, Inc.	904	50,850
AK Steel Hldg. Corp.	486	3,460
Alcoa, Inc.	4,407	32,347
Allegheny Technologies, Inc.	415	9,101
Ball Corp.	408	17,707
Bemis Co., Inc.	430	9,017
CF Industries Hldgs., Inc.	245	17,427
Dow Chemical Co.	3,989	33,627
Du Pont (E.I.) de Nemours & Co.	3,900	87,087
Eastman Chemical Co.	313	8,388
Ecolab, Inc.	724	25,145
Freeport-McMoRan Copper & Gold, Inc.	1,769	67,417
Int’l. Flavors & Fragrances, Inc.	340	10,356
International Paper Co.	1,849	13,017
MeadWestvaco Corp.	738	8,849
Monsanto Co.	2,368	196,781
Newmont Mining Corp.	2,093	93,683
Nucor Corp.	1,357	51,797
Owens-Illinois, Inc.*	721	10,411
Pactiv Corp.*	567	8,273
PPG Industries, Inc.	709	26,162
Praxair, Inc.	1,333	89,698
Rohm & Haas Co.	539	42,495
Sealed Air Corp.	681	9,398
Sigma-Aldrich Corp.	541	20,444
Titanium Metals Corp.	368	2,013
United States Steel Corp.	502	10,607
Vulcan Materials Co.	476	21,082
Weyerhaeuser Co.	912	25,144
		1,001,783
TELECOMMUNICATION SERVICES (3.7%)
American Tower Corp. Cl A*	1,712	52,096
AT&T, Inc.	25,489	642,318
CenturyTel, Inc.	432	12,148
Embarq Corp.	613	23,202
Frontier Communications Corp.	1,346	9,664
Qwest Communications Int’l., Inc.	6,343	21,693
Sprint Nextel Corp.*	12,388	44,225

Verizon Communications, Inc.	12,284	370,977
Windstream Corp.	1,899	15,306
		1,191,629
UTILITIES (4.0%)
AES Corp.*	2,905	16,878
Allegheny Energy, Inc.	730	16,914
Ameren Corp.	913	21,172
American Electric Power Co., Inc.	1,743	44,028
CenterPoint Energy,Inc.	1,486	15,499
CMS Energy Corp.	977	11,568
Consolidated Edison, Inc.	1,182	46,819
Constellation Energy Group, Inc.	860	17,768
Dominion Resources, Inc.	2,510	77,785
DTE Energy Co.	704	19,501
Duke Energy Corp.	5,468	78,302
Dynegy, Inc. Cl A*	2,194	3,094
Edison International	1,407	40,536
Entergy Corp.	817	55,630
EQT Corp.	565	17,701
Exelon Corp.	2,841	128,953
FirstEnergy Corp.	1,317	50,836
FPL Group, Inc.	1,765	89,538
Integrys Energy Group, Inc.	329	8,567
Nicor, Inc.	195	6,480
NiSource, Inc.	1,185	11,613
Northeast Utilities	676	14,595
Pepco Hldgs., Inc.	934	11,656
PG&E Corp.	1,559	59,585
Pinnacle West Capital Corp.	435	11,554
PPL Corp.	1,620	46,510
Progress Energy, Inc.	1,198	43,439
Public Svc. Enterprise Group, Inc.	2,186	64,421
Questar Corp.	750	22,073
SCANA Corp.	507	15,661
Sempra Energy	1,052	48,644
Southern Co.	3,346	102,455
TECO Energy, Inc.	919	10,247
Wisconsin Energy Corp.	505	20,791
Xcel Energy, Inc.	1,939	36,124
		1,286,937
TOTAL INDEXED ASSETS - COMMON STOCKS
(Cost: $43,731,609) 93.1%		29,936,555

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.2%)
U.S. Treasury Bill (1)	AAA	0.01	04/30/09	400,000	399,997
U.S. GOVERNMENT AGENCIES (1.4%)
FHLB	AAA	0.10	04/30/09	434,000	433,965
COMMERCIAL PAPER (1.6%)
American Express Credit Corp.	A-1	0.33	04/01/09	500,000	500,000

TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $1,333,962) 4.2%					1,333,962

TEMPORARY CASH INVESTMENTS (2) (Cost: $750,000) 2.3%					750,000

TOTAL INVESTMENTS (Cost: $45,815,571) 99.6%					32,020,517

OTHER NET ASSETS 0.4%					129,901

NET ASSETS 100.0%					$32,150,418

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2009  (Unaudited)

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.3%)
99 Cents Only Stores*	2,106	19,459
Advance Auto Parts, Inc.	4,263	175,124
Aeropostale, Inc.*	3,006	79,839
American Eagle Outfitters, Inc.	9,263	113,379
American Greetings Corp. Cl A	2,042	10,333
AnnTaylor Stores Corp.*	2,564	13,333
Barnes & Noble, Inc.	1,659	35,469
Belo Corp. Cl A	3,968	2,420
Blyth, Inc.	270	7,055
Bob Evans Farms, Inc.	1,382	30,984
BorgWarner, Inc.	5,201	105,580
Boyd Gaming Corp.	2,567	9,575
Brink’s Home Security Hldgs., Inc.*	1,831	41,381
Brinker International, Inc.	4,579	69,143
Callaway Golf Co.	2,908	20,879
Career Education Corp.*	3,302	79,116
CarMax, Inc.*	9,907	123,243
Cheesecake Factory, Inc.*	2,683	30,720
Chico’s FAS, Inc.*	7,979	42,847
Chipotle Mexican Grill, Inc. Cl A*	1,485	98,574
Coldwater Creek, Inc.*	2,145	5,384
Collective Brands, Inc.*	2,869	27,944
Corinthian Colleges, Inc.*	3,844	74,766
DeVry, Inc.	2,763	133,121
Dick’s Sporting Goods, Inc.*	3,819	54,497
Dollar Tree, Inc.*	4,068	181,229
DreamWorks Animation SKG, Inc. Cl A*	3,460	74,874
Foot Locker, Inc.	6,963	72,972
Gentex Corp.	6,270	62,449
Guess?, Inc.	2,710	57,127
Hanesbrands, Inc.*	4,209	40,280
Harte-Hanks, Inc.	1,711	9,154
International Speedway Corp. Cl A	1,251	27,597
ITT Educational Svcs., Inc.*	1,407	170,838
J. Crew Group, Inc.*	2,332	30,736
Lamar Advertising Co. Cl A*	3,422	33,365
Life Time Fitness, Inc.*	1,572	19,744
LKQ Corp.*	6,280	89,616
Marvel Entertainment, Inc.*	2,205	58,543
Matthews International Corp. Cl A	1,372	39,527
MDC Hldgs., Inc.	1,652	51,443
Mohawk Industries, Inc.*	2,524	75,392
Netflix, Inc.*	1,873	80,389
NVR, Inc.*	246	105,227
Panera Bread Co. Cl A*	1,389	77,645

PetSmart, Inc.	5,706	119,598
Phillips-Van Heusen Corp.	2,319	52,595
Priceline.com, Inc.*	1,825	143,774
Regis Corp.	1,941	28,047
Rent-A-Center, Inc.*	3,002	58,149
Ross Stores, Inc.	5,809	208,432
Ryland Group, Inc.	1,920	31,987
Saks, Inc.*	6,403	11,974
Scholastic Corp.	1,192	17,963
Scientific Games Corp. Cl A*	2,916	35,313
Service Corp. International	11,499	40,132
Sotheby’s	3,024	27,216
Strayer Education, Inc.	639	114,937
The Warnaco Group, Inc.*	2,097	50,328
Thor Industries, Inc.	1,594	24,898
Timberland Co. Cl A*	2,087	24,919
Toll Brothers, Inc.*	5,851	106,254
Tupperware Brands Corp.	2,782	47,266
Under Armour, Inc. Cl A*	1,638	26,912
Urban Outfitters, Inc.*	5,125	83,896
Wendy’s/Arby’s Group, Inc.	18,768	94,403
Wiley (John) & Sons, Inc. Cl A	1,932	57,535
Williams-Sonoma, Inc.	3,892	39,231
		4,208,071
CONSUMER STAPLES (3.9%)
Alberto-Culver Co.	3,830	86,596
BJ’s Wholesale Club, Inc.*	2,643	84,550
Church & Dwight Co., Inc.	3,143	164,159
Corn Products Int’l., Inc.	3,344	70,893
Energizer Hldgs., Inc.*	2,619	130,138
Flowers Foods, Inc.	3,538	83,072
Hansen Natural Corp.*	3,319	119,484
Lancaster Colony Corp.	892	37,000
NBTY, Inc.*	2,463	34,679
PepsiAmericas, Inc.	2,576	44,436
Ralcorp Hldgs., Inc.*	2,532	136,424
Ruddick Corp.	1,760	39,512
Smithfield Foods, Inc.*	5,333	50,450
Tootsie Roll Industries, Inc.	1,204	26,152
Universal Corp.	1,125	33,660
		1,141,205
ENERGY (6.2%)
Arch Coal, Inc.	6,435	86,036
Bill Barrett Corp.*	1,662	36,963
Cimarex Energy Co.	3,752	68,962
Comstock Resources, Inc.*	2,067	61,597
Denbury Resources, Inc.*	11,108	165,065
Encore Aquisition Co.*	2,372	55,196

Exterran Hldgs., Inc.*	2,906	46,554
FMC Technologies, Inc.*	5,614	176,111
Forest Oil Corp.*	4,368	57,439
Frontier Oil Corp.	4,667	59,691
Helix Energy Solutions Group*	4,139	21,274
Helmerich & Payne, Inc.	4,729	107,679
Mariner Energy, Inc.*	3,992	30,938
Newfield Exploration Co.*	5,939	134,815
Oceaneering Int’l., Inc.*	2,453	90,442
Overseas Shipholding Group, Inc.	1,133	25,685
Patriot Coal Corp.*	2,848	10,566
Patterson-UTI Energy,Inc.	6,954	62,308
Plains Exploration & Production Co.*	4,832	83,255
Pride International, Inc.*	7,773	139,759
Quicksilver Resources, Inc.*	5,026	27,844
Southern Union Co.	5,574	84,836
Superior Energy Services, Inc.*	3,489	44,973
Tidewater, Inc.	2,314	85,919
Unit Corp.*	2,123	44,413
		1,808,320
FINANCIALS (16.4%)
Affiliated Managers Group, Inc.*	1,856	77,414
Alexandria Real Estate Equities, Inc.	1,774	64,574
AMB Property Corp	6,041	86,990
American Financial Group, Inc.	3,371	54,105
AmeriCredit Corp.*	5,919	34,685
Apollo Investment Corp.	6,384	22,216
Associated Banc-Corp.	5,744	88,687
Astoria Financial Corp.	3,621	33,277
BancorpSouth, Inc.	3,245	67,626
Bank of Hawaii Corp.	2,144	70,709
Berkley (W.R.) Corp.	6,229	140,464
BRE Properties, Inc.	2,296	45,070
Brown & Brown, Inc.	5,211	98,540
Camden Property Trust	2,394	51,663
Cathay General Bancorp	2,222	23,175
City National Corp.	1,818	61,394
Colonial BancGroup, Inc.	9,207	8,286
Commerce Bancshares, Inc.	2,973	107,920
Cousins Properties, Inc.	1,960	12,622
Cullen/Frost Bankers, Inc.	2,669	125,283
Duke Realty Corp.	6,621	36,416
Eaton Vance Corp.	5,214	119,140
Equity One, Inc.	1,481	18,053
Essex Property Trust, Inc.	1,205	69,095
Everest Re Group Ltd.	2,758	195,266
Federal Realty Investment Trust	2,647	121,762
Fidelity Nat’l. Financial, Inc. Cl A	9,520	185,735
First American Corp.	4,170	110,547

First Niagara Financial Group, Inc.	5,321	57,999
FirstMerit Corp.	3,637	66,193
Fulton Financial Corp.	7,865	52,145
Gallagher (Arthur J.) & Co.	4,268	72,556
Hanover Insurance Group, Inc.	2,295	66,142
HCC Insurance Hldgs., Inc.	5,151	129,754
Highwoods Properties, Inc.	2,859	61,240
Horace Mann Educators Corp.	1,753	14,673
Hospitality Properties Trust	4,224	50,688
International Bancshares Corp.	2,267	17,683
Jefferies Group, Inc.	5,444	75,127
Jones Lang LaSalle, Inc.	1,555	36,169
Liberty Property Trust	4,412	83,563
Mack-Cali Realty Corp.	2,961	58,657
Mercury General Corp.	1,599	47,490
Nationwide Health Pptys., Inc.	4,459	98,945
New York Community Bancorp, Inc.	15,478	172,889
NewAlliance Bancshares, Inc.	4,756	55,835
Old Republic Int’l. Corp.	10,368	112,182
OMEGA Healthcare Investors, Inc.	3,697	52,054
PacWest Bancorp	1,105	15,835
Potlatch Corp.	1,773	41,116
Protective Life Corp.	3,148	16,527
Raymond James Financial, Inc.	4,342	85,537
Rayonier, Inc.	3,543	107,069
Realty Income Corp.	4,687	88,209
Regency Centers Corp.	3,143	83,510
Reinsurance Grp. of America, Inc.	3,262	105,656
SEI Investments Co.	5,993	73,175
SL Green Realty Corp	2,560	27,648
StanCorp Financial Group, Inc.	2,197	50,048
SVB Financial Group*	1,473	29,475
Synovus Financial Corp.	12,603	40,960
TCF Financial Corp.	5,172	60,823
The Macerich Co.	3,416	21,384
Trustmark Corp.	2,284	41,980
UDR, Inc.	7,090	61,045
Unitrin, Inc.	2,216	30,980
Valley National Bancorp	6,071	75,098
Waddell & Reed Financial, Inc. Cl A	3,806	68,774
Washington Federal, Inc.	3,949	52,482
Webster Financial Corp.	2,366	10,056
Weingarten Realty Investors	3,486	33,187
Westamerica Bancorporation	1,297	59,091
Wilmington Trust Corp.	3,060	29,651
		4,822,014
HEALTH CARE (11.7%)
Affymetrix, Inc.*	3,151	10,304
Beckman Coulter, Inc.	2,812	143,440

Bio-Rad Laboratories, Inc. Cl A*	858	56,542
Cerner Corp.*	3,058	134,460
Charles River Laboratories Int’l., Inc.*	3,039	82,691
Community Health Systems, Inc.*	4,200	64,428
Covance, Inc.*	2,844	101,332
Edwards Lifesciences Corp.*	2,499	151,514
Endo Pharmaceuticals Hldgs., Inc.*	5,255	92,908
Gen-Probe, Inc.*	2,441	111,261
Health Management Associates, Inc. Cl A*	11,013	28,414
Health Net, Inc.*	4,654	67,390
Hill-Rom Hldgs., Inc.	2,807	27,761
Hologic, Inc.*	11,511	150,679
IDEXX Laboratories, Inc.*	2,672	92,398
Immucor, Inc.*	3,166	79,625
Kindred Healthcare, Inc.*	1,352	20,212
Kinetic Concepts, Inc.*	2,515	53,117
LifePoint Hospitals, Inc.*	2,401	50,085
Lincare Hldgs., Inc.*	3,337	72,747
Masimo Corp.*	2,152	62,365
Medicis Pharmaceutical Corp. Cl A	2,549	31,531
Omnicare, Inc.	4,683	114,687
OSI Pharmaceuticals, Inc.*	2,505	95,841
Owens & Minor, Inc.	1,869	61,920
Perrigo Co.	3,486	86,557
Pharmaceutical Product Development, Inc.	5,287	125,408
Psychiatric Solutions, Inc.*	2,512	39,514
ResMed, Inc.*	3,402	120,227
Schein (Henry), Inc.*	4,012	160,520
Sepracor, Inc.*	4,890	71,687
STERIS Corp.	2,646	61,599
Techne Corp.	1,708	93,445
Teleflex, Inc.	1,786	69,815
Thoratec Corp.*	2,519	64,713
United Therapeutics Corp.*	1,042	68,866
Universal Health Svcs., Inc. Cl B	2,279	87,377
Valeant Pharmaceuticals Int’l.*	3,665	65,200
Varian, Inc.*	1,301	30,886
VCA Antech, Inc.*	3,799	85,667
Vertex Pharmaceuticals, Inc.*	7,758	222,892
WellCare Health Plans, Inc.*	1,878	21,128
		3,433,153
INDUSTRIALS (13.6%)
Aecom Technology Corp.*	4,092	106,719
AGCO Corp.*	4,130	80,948
AirTran Hldgs., Inc.*	5,275	24,001
Alaska Air Group, Inc.*	1,632	28,674
Alexander & Baldwin, Inc.	1,854	35,282
Alliant TechSystems, Inc.*	1,470	98,461
AMETEK, Inc.	4,795	149,940

BE Aerospace, Inc.*	4,474	38,790
Bucyrus International, Inc.	3,366	51,096
Carlisle Cos., Inc.	2,742	53,825
Clean Harbors, Inc.*	910	43,680
Con-way, Inc.	2,057	36,882
Copart, Inc.*	2,845	84,383
Corporate Executive Board Co.	1,529	22,171
Corrections Corp. of America*	5,650	72,377
Crane Co.	2,182	36,832
Deluxe Corp.	2,299	22,139
Donaldson Co., Inc.	3,459	92,840
Dycom Industries, Inc.*	1,774	10,271
Federal Signal Corp.	2,136	11,257
FTI Consulting, Inc.*	2,282	112,913
GATX Corp.	2,188	44,263
Graco, Inc.	2,676	45,679
Granite Construction, Inc.	1,477	55,358
Harsco Corp.	3,758	83,315
HNI Corp.	1,993	20,727
Hubbell, Inc. Cl B	2,521	67,966
Hunt (J.B.) Transport Svcs., Inc.	3,678	88,677
IDEX Corp.	3,729	81,553
JetBlue Airways Corp*	8,238	30,069
Joy Global, Inc.	4,637	98,768
Kansas City Southern*	4,110	52,238
KBR, Inc.	7,251	100,136
Kelly Svcs., Inc. Cl A	1,237	9,958
Kennametal, Inc.	3,287	53,282
Korn/Ferry International*	2,008	18,192
Landstar System, Inc.	2,352	78,721
Lennox International, Inc.	2,101	55,592
Lincoln Electric Hldgs., Inc.	1,923	60,940
Manpower, Inc.	3,503	110,450
Miller (Herman), Inc.	2,407	25,659
Mine Safety Appliances Co.	1,338	26,787
MPS Group, Inc.*	4,144	24,657
MSC Industrial Direct Co., Inc. Cl A	2,015	62,606
Navigant Consulting, Inc.*	2,105	27,512
Nordson Corp.	1,535	43,640
Oshkosh Corp.	3,341	22,518
Pentair, Inc.	4,432	96,041
Quanta Services, Inc.*	8,861	190,068
Rollins, Inc.	1,878	32,208
Roper Industries, Inc.	4,035	171,286
Shaw Group, Inc.*	3,757	102,979
SPX Corp.	2,228	104,738
Terex Corp.*	4,289	39,673
The Brink’s Co.	1,827	48,342
Thomas & Betts Corp.*	2,511	62,825

Timken Co.	3,816	53,271
Trinity Industries, Inc.	3,586	32,776
United Rentals, Inc.*	2,688	11,316
URS Corp.*	3,756	151,780
Wabtec Corp.	2,179	57,482
Waste Connections, Inc.*	3,580	92,006
Watson Wyatt Worldwide, Inc. Cl A	1,926	95,087
Werner Enterprises, Inc.	1,913	28,925
Woodward Governor Co.	2,449	27,380
YRC Worldwide, Inc.*	2,667	11,975
		4,012,902
INFORMATION TECHNOLOGY (13.4%)
3Com Corp.*	18,311	56,581
ACI Worldwide, Inc.*	1,568	29,400
Acxiom Corp.	3,056	22,614
ADC Telecommunications, Inc.*	4,338	19,044
Adtran, Inc.	2,460	39,877
Advent Software, Inc.*	751	25,016
Alliance Data Systems Corp.*	2,649	97,881
ANSYS, Inc.*	4,031	101,178
Arrow Electronics, Inc.*	5,366	102,276
Atmel Corp.*	20,169	73,213
Avnet, Inc.*	6,769	118,525
Avocent Corp.*	2,012	24,426
Broadridge Financial Solutions, Inc.	6,352	118,211
Cadence Design Systems, Inc.*	11,712	49,190
CommScope, Inc.*	3,163	35,932
Cree, Inc.*	3,967	93,344
Diebold, Inc.	2,972	63,452
Digital River, Inc.*	1,667	49,710
DST Systems, Inc.*	1,826	63,216
F5 Networks, Inc.*	3,577	74,938
FactSet Research Systems, Inc.	1,894	94,681
Fair Isaac Corp.	2,183	30,715
Fairchild Semiconductor Int’l., Inc.*	5,572	20,784
Gartner, Inc.*	2,660	29,287
Global Payments, Inc.	3,603	120,376
Henry (Jack) & Associates, Inc.	3,793	61,902
Hewitt Associates, Inc. Cl A*	3,867	115,082
Imation Corp.	1,354	10,358
Ingram Micro, Inc. Cl A*	7,399	93,523
Integrated Device Technology, Inc.*	7,587	34,521
International Rectifier Corp.*	3,271	44,191
Intersil Corp. Cl A	5,519	63,469
Itron, Inc.*	1,548	73,298
Lam Research Corp.*	5,611	127,762
Lender Processing Svcs., Inc.	3,763	115,185
Macrovision Solutions Corp.*	3,748	66,677
ManTech International Corp. Cl A*	937	39,260

Mentor Graphics Corp.*	4,154	18,444
Metavante Technologies, Inc.*	4,034	80,519
Mettler-Toledo Int’l., Inc.*	1,507	77,354
National Instruments Corp.	2,565	47,837
NCR Corp.*	7,094	56,397
NeuStar, Inc. Cl A*	3,550	59,463
Palm, Inc.*	5,948	51,272
Parametric Technology Corp.*	5,221	52,106
Plantronics, Inc.	2,203	26,590
Polycom, Inc.*	3,738	57,528
RF Micro Devices, Inc.*	11,916	15,848
SAIC, Inc.*	9,100	169,897
Semtech Corp.*	2,714	36,232
Silicon Laboratories, Inc.*	2,078	54,859
SRA International, Inc. Cl A*	1,889	27,768
Sybase, Inc.*	3,647	110,468
Synopsys, Inc.*	6,471	134,144
Tech Data Corp.*	2,246	48,918
Trimble Navigation Ltd.*	5,366	81,992
ValueClick, Inc.*	3,894	33,138
Vishay Intertechnology, Inc.*	8,400	29,232
Western Digital Corp.*	9,953	192,491
Wind River Systems, Inc.*	3,042	19,469
Zebra Technologies Corp. Cl A*	2,855	54,302
		3,935,363
MATERIALS (6.4%)
Airgas, Inc.	3,631	122,764
Albemarle Corp.	4,104	89,344
AptarGroup, Inc.	3,032	94,416
Ashland, Inc.	2,969	30,670
Cabot Corp.	2,936	30,857
Carpenter Technology Corp.	1,983	28,000
Cliffs Natural Resources, Inc.	5,105	92,707
Commercial Metals Co.	5,108	58,997
Cytec Industries, Inc.	2,119	31,827
FMC Corp.	3,333	143,786
Greif, Inc. Cl A	1,539	51,233
Louisiana-Pacific Corp.	4,100	9,143
Lubrizol Corp.	3,024	102,846
Martin Marietta Materials, Inc	1,862	147,657
Minerals Technologies, Inc.	841	26,954
Olin Corp.	3,451	49,246
Packaging Corp. of America	4,596	59,840
Reliance Steel & Aluminum Co.	2,858	75,251
RPM International, Inc.	5,778	73,554
Scotts Miracle-Gro Co. Cl A	1,969	68,324
Sensient Technologies Corp.	2,176	51,136
Sonoco Products Co.	4,478	93,948

Steel Dynamics, Inc.	7,258	63,943
Temple-Inland, Inc.	4,801	25,781
Terra Industries, Inc.	4,584	128,765
Valspar Corp.	4,479	89,446
Worthington Industries, Inc.	2,694	23,465
		1,863,900
TELECOMMUNICATION SERVICES (0.6%)
Cincinnati Bell, Inc.*	10,342	23,787
Syniverse Hldgs., Inc.*	2,332	36,752
Telephone & Data Systems, Inc.	4,569	121,124
		181,663
UTILITIES (6.3%)
AGL Resources, Inc.	3,451	91,555
Alliant Energy Corp.	4,961	122,487
Aqua America, Inc.	6,067	121,340
Black Hills Corp.	1,728	30,914
DPL, Inc.	5,205	117,321
Energen Corp.	3,238	94,323
Great Plains Energy, Inc.	5,340	71,930
Hawaiian Electric Industries, Inc.	4,045	55,578
IDACORP, Inc.	2,048	47,841
MDU Resources Group	8,252	133,187
National Fuel Gas Co.	3,560	109,185
NSTAR	4,797	152,928
NV Energy, Inc.	10,520	98,783
OGE Energy Corp.	4,165	99,210
Oneok, Inc.	4,700	106,361
PNM Resources, Inc.	3,885	32,090
UGI Corp.	4,854	114,603
Vectren Corp.	3,637	76,704
Westar Energy, Inc.	4,868	85,336
WGL Hldgs., Inc.	2,243	73,570
		1,835,246
TOTAL INDEXED ASSETS - COMMON STOCKS
(Cost: $42,618,925) 92.8%		27,241,837

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.1%)
U.S. Treasury Bill (1)	AAA	0.01	04/30/09	400,000	399,997
U.S. Treasury Bill (1)	AAA	0.04	04/29/09	200,000	199,995
					599,992
COMMERCIAL PAPER (2.4%)
American Express Credit Corp.	A-1	0.18	04/15/09	700,000	699,950

TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $1,299,942) 4.5%					1,299,942

TEMPORARY CASH INVESTMENTS (2)
(Cost: $725,500) 2.5%	725,500

TOTAL INVESTMENTS
(Cost: $44,644,367) 99.8%	29,267,279

OTHER NET ASSETS 0.2%	71,088

NET ASSETS 100.0%	$29,338,367

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (SMALL CAP VALUE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2009  (Unaudited)

	Shares	Value($)
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.1%)
Dillard’s, Inc. Cl A	7,436	42,385
Pep Boys - Manny, Moe & Jack	4,212	18,575
Rent-A-Center, Inc.*	2,324	45,016
Tupperware Brands Corp.	3,695	62,778
Wolverine World Wide, Inc.	1,858	28,948
		197,702
CONSUMER STAPLES (8.6%)
American Italian Pasta Co. Cl A*	3,344	116,405
Casey’s General Stores, Inc.	460	12,264
Chattem, Inc.*	218	12,219
Flowers Foods, Inc.	376	8,828
Great Atlantic & Pacific Tea Co., Inc.*	5,730	30,426
Ralcorp Hldgs., Inc.*	321	17,295
Vector Group Ltd.	3,048	39,594
		237,031
ENERGY (1.5%)
CNX Gas Corp.*	501	11,879
Superior Well Services, Inc.*	753	3,863
T-3 Energy Services, Inc.*	364	4,288
Trico Marine Services, Inc.*	1,934	4,061
Walter Industries, Inc.	790	18,067
		42,158
FINANCIALS (35.3%)
Ashford Hospitality Trust, Inc.	8,652	13,324
Aspen Insurance Hldgs. Ltd.	2,382	53,500
BancFirst Corp.	502	18,273
Bank Mutual Corp.	5,289	47,918
Brookline Bancorp, Inc.	5,348	50,806
CapLease, Inc.	820	1,615
Ellington Financial LLC†***	1,700	34,000
FelCor Lodging Trust, Inc.	1,510	2,054
First Niagara Financial Group, Inc.	2,936	32,002
Glacier Bancorp, Inc.	2,709	42,558
Highwoods Properties, Inc.	1,636	35,043
IBERIABANK Corp.	531	24,394
iShares Russell 2000 Index Fund	1,055	44,247
iShares Russell 2000 Value Index Fund	1,130	44,590
iShares Russell Microcap Index Fund	1,280	34,266
Marlin Business Svcs. Corp.*	2,883	11,301
Meadowbrook Insurance Group, Inc.	5,629	34,337
Medical Properties Trust, Inc.	1,207	4,406
MFA Financial, Inc.	5,916	34,786
Mid-America Apt. Communities, Inc.	604	18,621
National Penn Bancshares, Inc.	2,137	17,737
National Retail Pptys., Inc.	800	12,672
NewAlliance Bancshares, Inc.	4,284	50,294
Pennsylvania REIT	1,542	5,474
PMA Capital Corp. Cl A*	4,190	17,472
ProAssurance Corp.*	931	43,403
Realty Income Corp.	1,656	31,166
S.Y. Bancorp, Inc.	1,319	32,052

SeaBright Insurance Hldgs., Inc.*	3,276	34,267
Senior Housing Pptys. Trust	2,036	28,545
SPDR KBW	1,690	32,482
Trico Bancshares	1,050	17,577
Westamerica Bancorporation	1,081	49,250
Westfield Financial, Inc.	2,854	25,115
		979,547
HEALTH CARE (5.0%)
Alphatec Hldgs., Inc.*	6,399	11,326
American Medical Systems Hldgs., Inc.*	1,277	14,239
Animal Health Int’l., Inc.*	1,940	2,425
Conceptus, Inc.*	1,840	21,620
Conmed Corp.*	694	10,001
Enzon Pharmaceuticals, Inc.*	9,015	54,721
Sepracor, Inc.*	1,668	24,453
		138,785
INDUSTRIALS (10.2%)
Aircastle Ltd.	3,682	17,121
Alaska Air Group, Inc.*	2,756	48,423
Cornell Cos., Inc.*	1,449	23,720
CRA International, Inc.*	498	9,402
Dollar Thrifty Automotive Grp.*	3,281	3,806
Genesee & Wyoming, Inc. Cl A*	1,433	30,451
Mueller Industries, Inc.	3,554	77,086
Old Dominion Freight Line, Inc.*	1,637	38,453
Orion Marine Group, Inc.*	420	5,502
Perini Corp.*	1,780	21,894
Spherion Corp.*	3,420	7,114
		282,972
INFORMATION TECHNOLOGY (8.1%)
Anixter International, Inc.*	645	20,434
Coherent, Inc.*	1,180	20,355
Data Domain, Inc.*	1,421	17,862
Global Cash Access Hldgs., Inc.*	4,063	15,521
Informatica Corp.*	523	6,935
ManTech International Corp. Cl A*	390	16,341
MKS Instruments, Inc.*	1,305	19,144
Parametric Technology Corp.*	1,110	11,078
Semtech Corp.*	1,434	19,144
Sybase, Inc.*	991	30,017
Tech Data Corp.*	571	12,436
TIBCO Software, Inc.*	4,108	24,114
Websense, Inc.*	950	11,400
		224,781
MATERIALS (10.8%)
Commercial Metals Co.	3,310	38,231
Crown Hldgs., Inc.*	5,766	131,061
Cytec Industries, Inc.	1,296	19,466
Horsehead Hldg. Corp.*	2,298	12,639
Louisiana-Pacific Corp.	4,230	9,433
Silgan Hldgs., Inc.	1,420	74,607
Taseko Mines Ltd.*	10,262	12,828
		298,265

TELECOMMUNICATION SERVICES (2.7%)
Consolidated Comms. Hldgs., Inc.	1,369	14,046
Iowa Telecommunications Svcs., Inc.	2,179	24,971
Syniverse Hldgs., Inc.*	2,251	35,476
		74,493
UTILITIES (7.4%)
Avista Corp.	2,520	34,726
Black Hills Corp.	780	13,954
IDACORP, Inc.	290	6,774
Northwest Natural Gas Co.	663	28,787
NV Energy, Inc.	1,992	18,705
PNM Resources, Inc.	1,858	15,347
Unisource Energy Corp.	1,680	47,359
Westar Energy, Inc.	2,177	38,163
		203,815
TOTAL COMMON STOCKS (Cost: $3,675,119) 96.7%		2,679,549

TEMPORARY CASH INVESTMENTS (4) (Cost: $100,000) 3.6%		100,000

TOTAL INVESTMENTS (Cost: $3,775,119) 100.3%		2,779,549

OTHER NET ASSETS (0.3%)		(7,364)

NET ASSETS 100.0%		$2,772,185

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (SMALL CAP GROWTH FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2009  (Unaudited)

	Shares	Value($)
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.5%)
Aeropostale, Inc.*	1,306	34,687
California Pizza Kitchen, Inc.*	2,895	37,867
Corinthian Colleges, Inc.*	683	13,284
Gymboree Corp.*	1,084	23,143
Jackson Hewitt Tax Service, Inc.	1,324	6,911
Leapfrog Enterprises, Inc.*	2,658	3,668
Netflix, Inc.*	1,204	51,676
P.F. Chang’s China Bistro, Inc.*	910	20,821
Smith & Wesson Hldg. Corp.*	2,250	13,545
Sonic Corp.*	1,599	16,022
Tupperware Brands Corp.	1,536	26,097
WMS Industries, Inc.*	1,517	31,720
Wolverine World Wide, Inc.	822	12,807
		292,248
CONSUMER STAPLES (2.1%)
Chattem, Inc.*	204	11,434
Ralcorp Hldgs., Inc.*	443	23,869
Vector Group Ltd.	1,061	13,782
		49,085
ENERGY (6.6%)
Arena Resources, Inc.*	500	12,740
CNX Gas Corp.*	700	16,597
Concho Resources, Inc.*	1,329	34,009
Dril-Quip, Inc.*	639	19,617
Penn Virginia Corp.	1,099	12,067
Pride International, Inc.*	1,225	22,026
T-3 Energy Services, Inc.*	1,750	20,615
Willbros Group, Inc.*	1,678	16,277
		153,948
FINANCIALS (8.9%)
Glacier Bancorp, Inc.	931	14,626
iShares Russell 2000 Growth Index Fund	1,290	59,313
iShares Russell Microcap Index Fund	991	26,529
NewAlliance Bancshares, Inc.	1,116	13,102
PS Business Parks, Inc.	300	11,055
Senior Housing Pptys. Trust	1,304	18,282
Signature Bank*	325	9,175
Stifel Financial Corp.*	634	27,459
Tower Group, Inc.	780	19,211
Westamerica Bancorporation	238	10,843
		209,595
HEALTH CARE (24.8%)
ABIOMED, Inc.*	2,658	13,024
Acorda Therapeutics, Inc.*	572	11,331
Alexion Pharmaceuticals, Inc.*	1,024	38,564
Allscripts-Misys Healthcare Solutions, Inc.	1,273	13,099
Almost Family, Inc.*	855	16,322
Alnylam Pharmaceuticals, Inc.*	636	12,109
Alphatec Hldgs., Inc.*	5,134	9,087
American Medical Systems Hldgs., Inc.*	2,755	30,718
Athenahealth, Inc.*	475	11,452

Auxilium Pharmaceuticals, Inc.*	420	11,642
Conceptus, Inc.*	1,245	14,629
Conmed Corp.*	971	13,992
Enzon Pharmaceuticals, Inc.*	5,563	33,767
ev3, Inc.*	1,815	12,887
Exelixis, Inc.*	1,200	5,520
Geron Corp.*	1,025	4,582
Immucor, Inc.*	1,047	26,332
Isis Pharmaceuticals, Inc.*	816	12,248
Landauer, Inc.	361	18,295
Luminex Corp.*	350	6,342
Magellan Health Svcs., Inc.*	1,065	38,809
MedAssets, Inc.*	1,993	28,400
Medivation, Inc.*	475	8,678
Myriad Genetics, Inc.*	916	41,651
Neogen Corp.*	1,190	25,978
Onyx Pharmaceuticals, Inc.*	594	16,959
Optimer Pharmaceuticals, Inc.*	375	4,946
OSI Pharmaceuticals, Inc.*	612	23,415
Psychiatric Solutions, Inc.*	650	10,225
Regeneron Pharmaceuticals, Inc.*	300	4,158
Seattle Genetics, Inc.*	1,897	18,704
Sequenom, Inc.*	775	11,021
STERIS Corp.	728	16,948
United Therapeutics Corp.*	270	17,844
		583,678
INDUSTRIALS (14.8%)
Actuant Corp. Cl A	251	2,593
Astec Industries, Inc.*	1,079	28,302
AZZ, Inc.*	893	23,566
Belden, Inc.	648	8,106
Comfort Systems USA, Inc.	1,903	19,734
Curtiss-Wright Corp.	614	17,223
Exponent, Inc.*	372	9,423
Genesee & Wyoming, Inc. Cl A*	1,357	28,836
Hub Group, Inc. Cl A*	781	13,277
Huron Consulting Group, Inc.*	557	23,634
Insteel Industries, Inc.	1,549	10,781
JetBlue Airways Corp*	2,148	7,840
Old Dominion Freight Line, Inc.*	1,250	29,363
Perini Corp.*	638	7,847
Powell Industries, Inc.*	432	15,254
RBC Bearings, Inc.*	558	8,526
Stanley, Inc.*	749	19,017
Sun Hydraulics Corp.	1,283	18,745
Teledyne Technologies, Inc.*	359	9,578
Waste Connections, Inc.*	540	13,878
Watson Wyatt Worldwide, Inc. Cl A	493	24,339
Woodward Governor Co.	748	8,363
		348,225
INFORMATION TECHNOLOGY (20.3%)
ANSYS, Inc.*	552	13,855
Ariba, Inc.*	650	5,675
Commvault Systems, Inc.*	425	4,662
Data Domain, Inc.*	2,279	28,647
Emulex Corp.*	875	4,401

FormFactor, Inc.*	891	16,056
Global Cash Access Hldgs., Inc.*	1,625	6,208
Harmonic, Inc.*	3,137	20,391
Informatica Corp.*	1,805	23,934
L-1 Identity Solutions, Inc.*	2,085	10,654
Lawson Software, Inc.*	2,175	9,244
Littelfuse, Inc.*	523	5,748
ManTech International Corp. Cl A*	350	14,665
Microsemi Corp.*	1,935	22,446
MKS Instruments, Inc.*	1,082	15,873
Monolithic Power Systems, Inc.*	1,148	17,794
Omniture, Inc.*	1,553	20,484
Parametric Technology Corp.*	1,945	19,411
Plexus Corp.*	1,293	17,869
Quest Software, Inc.*	1,275	16,167
Riverbed Technology, Inc.*	950	12,426
Semtech Corp.*	1,698	22,668
Solera Hldgs., Inc.*	675	16,727
Starent Networks Corp.*	915	14,466
Sybase, Inc.*	1,310	39,680
TIBCO Software, Inc.*	1,650	9,686
Trimble Navigation Ltd.*	650	9,932
ViaSat, Inc.*	922	19,196
WebMD Health Corp. Cl A*	675	15,053
Websense, Inc.*	1,927	23,124
		477,142
MATERIALS (3.1%)
Royal Gold, Inc.	1,090	50,968
Silgan Hldgs., Inc.	403	21,174
		72,142
TELECOMMUNICATION SERVICES (2.2%)
Consolidated Comms. Hldgs., Inc.	2,061	21,146
Syniverse Hldgs., Inc.*	1,858	29,282
		50,428
UTILITIES (1.5%)
ALLETE, Inc.	501	13,372
Avista Corp.	1,643	22,641
		36,013
TOTAL COMMON STOCKS (Cost: $2,923,142) 96.8%		2,272,504

TOTAL INVESTMENTS (Cost: $2,923,142) 96.8%		2,272,504

OTHER NET ASSETS 3.2%		75,150

NET ASSETS 100.0%		$2,347,654

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2009  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (13.6%)
U.S. Treasury Strip	AAA	0.00	02/15/17	2,500,000	1,992,988
U.S. Treasury Strip	AAA	0.00	02/15/18	1,500,000	1,141,820
U.S. Treasury Strip	AAA	0.00	08/15/18	2,500,000	1,855,415
U.S. Treasury Strip	AAA	0.00	08/15/21	3,000,000	1,915,548
U.S. Treasury Strip	AAA	0.00	11/15/24	500,000	275,029
					7,180,800
U.S. GOVERNMENT AGENCIES (43.8%)
MORTGAGE-BACKED OBLIGATIONS (41.2%)
FHARM	AAA	5.23	04/01/37	276,938	285,351
FHARM	AAA	5.28	02/01/36	338,717	350,353
FHARM	AAA	5.44	05/01/37	473,780	491,255
FHLMC	AAA	5.00	02/01/26	212,424	219,919
FHLMC	AAA	5.00	08/15/32	350,000	364,769
FHLMC	AAA	5.40	04/01/37	213,169	220,051
FHLMC	AAA	5.50	10/01/18	151,577	158,764
FHLMC	AAA	5.50	03/01/21	205,860	215,235
FHLMC	AAA	5.50	08/15/33	275,833	286,085
FHLMC	AAA	5.78	03/01/37	294,229	305,648
FHLMC	AAA	6.00	07/15/29	229,598	242,971
FHLMC	AAA	6.00	03/15/32	283,288	299,366
FNMA	AAA	4.00	05/01/19	269,883	275,939
FNMA	AAA	4.50	05/01/18	158,143	163,988
FNMA	AAA	4.50	02/01/19	74,184	76,832
FNMA	AAA	4.50	05/01/19	200,652	207,817
FNMA	AAA	4.50	06/01/19	219,379	227,213
FNMA	AAA	4.50	05/01/34	132,300	135,490
FNMA	AAA	4.50	06/01/34	262,893	269,232
FNMA	AAA	5.00	04/01/18	243,445	254,420
FNMA	AAA	5.00	09/01/18	122,608	128,135
FNMA	AAA	5.00	10/01/20	306,925	319,419
FNMA	AAA	5.00	06/01/33	643,015	665,671
FNMA	AAA	5.00	09/01/33	191,895	198,656
FNMA	AAA	5.00	11/01/33	515,682	533,851
FNMA	AAA	5.00	03/01/34	136,198	140,997
FNMA	AAA	5.00	04/01/34	145,996	151,003
FNMA	AAA	5.00	04/01/34	100,622	104,073
FNMA	AAA	5.00	04/01/35	298,320	308,505
FNMA	AAA	5.00	06/01/35	199,757	206,577
FNMA	AAA	5.00	09/01/35	375,006	387,809
FNMA	AAA	5.50	04/01/17	13,978	14,676
FNMA	AAA	5.50	05/01/17	12,998	13,647
FNMA	AAA	5.50	06/01/17	32,476	34,098
FNMA	AAA	5.50	09/01/19	87,151	91,283
FNMA	AAA	5.50	08/01/25	257,379	267,980
FNMA	AAA	5.50	01/01/27	188,208	196,194
FNMA	AAA	5.50	07/01/33	258,627	269,558
FNMA	AAA	5.50	09/01/33	146,767	152,970
FNMA	AAA	5.50	10/01/33	373,778	389,576
FNMA	AAA	5.50	03/01/34	137,105	142,900

FNMA	AAA	5.50	03/01/34	83,143	86,657
FNMA	AAA	5.50	07/01/34	223,545	232,714
FNMA	AAA	5.50	09/01/34	724,633	754,355
FNMA	AAA	5.50	09/01/34	176,792	184,044
FNMA	AAA	5.50	10/01/34	123,182	128,235
FNMA	AAA	5.50	02/01/35	183,707	191,242
FNMA	AAA	5.50	02/01/35	169,980	176,792
FNMA	AAA	5.50	04/01/35	261,533	272,014
FNMA	AAA	5.50	08/01/35	288,150	299,698
FNMA	AAA	5.50	11/01/35	301,093	313,161
FNMA	AAA	5.50	06/01/37	428,782	445,473
FNMA	AAA	5.50	11/01/38	243,002	251,004
FNMA	AAA	5.50	06/01/48	218,463	224,761
FNMA	AAA	6.00	04/01/23	199,330	210,085
FNMA	AAA	6.00	01/01/25	346,367	364,672
FNMA	AAA	6.00	03/01/28	276,552	289,823
FNMA	AAA	6.00	03/01/32	26,146	27,499
FNMA	AAA	6.00	04/01/32	37,342	39,229
FNMA	AAA	6.00	04/01/32	19,209	20,179
FNMA	AAA	6.00	05/01/32	40,998	43,069
FNMA	AAA	6.00	05/01/33	267,070	280,395
FNMA	AAA	6.00	09/01/34	286,101	300,018
FNMA	AAA	6.00	10/01/34	368,369	386,287
FNMA	AAA	6.00	11/01/34	217,737	228,328
FNMA	AAA	6.00	12/01/36	303,214	317,252
FNMA	AAA	6.00	01/01/37	263,564	275,766
FNMA	AAA	6.00	05/01/37	286,243	297,841
FNMA	AAA	6.00	07/01/37	279,078	291,809
FNMA	AAA	6.00	08/01/37	415,255	434,198
FNMA	AAA	6.00	12/01/37	140,601	147,015
FNMA	AAA	6.00	02/25/47	152,463	157,323
FNMA	AAA	6.50	09/01/16	7,115	7,471
FNMA	AAA	6.50	03/01/17	18,125	19,007
FNMA	AAA	6.50	05/01/17	7,421	7,782
FNMA	AAA	6.50	06/01/17	57,163	59,945
FNMA	AAA	6.50	04/01/32	24,630	26,142
FNMA	AAA	6.50	05/01/32	47,066	49,956
FNMA	AAA	6.50	05/01/32	34,722	36,853
FNMA	AAA	6.50	07/01/32	46,024	48,850
FNMA	AAA	6.50	07/01/34	165,423	175,062
FNMA	AAA	6.50	09/01/34	107,034	113,271
FNMA	AAA	6.50	09/01/36	286,439	300,996
FNMA	AAA	6.50	05/01/37	237,373	250,339
FNMA	AAA	6.50	09/01/37	438,838	462,808
FNMA	AAA	6.50	05/01/38	255,855	269,830
FNMA	AAA	7.00	09/01/31	14,171	15,271
FNMA	AAA	7.00	11/01/31	7,802	8,408
FNMA	AAA	7.00	04/01/32	33,465	36,041
FNMA	AAA	7.50	06/01/31	6,406	6,936
FNMA	AAA	7.50	02/01/32	23,610	25,572
FNMA	AAA	7.50	04/01/32	7,839	8,450
FNMA	AAA	7.50	06/01/32	10,388	11,198
FNMA	AAA	8.00	03/01/31	6,625	7,201
FNMA	AAA	8.00	04/01/32	11,524	12,508

FNMA	AAA	8.00	04/01/32	1,995	2,166
GNMA(5)	AAA	6.27	10/16/27	1,906,359	2,013,749
GNMA(5)	AAA	6.50	04/15/31	3,422	3,644
GNMA(5)	AAA	6.50	10/15/31	18,674	19,883
GNMA(5)	AAA	6.50	12/15/31	6,143	6,541
GNMA(5)	AAA	6.50	05/15/32	6,675	7,099
GNMA(5)	AAA	7.00	05/15/31	12,515	13,462
GNMA(5)	AAA	7.00	09/15/31	4,979	5,355
GNMA(5)	AAA	7.00	09/15/31	730	785
GNMA(5)	AAA	7.00	05/15/32	2,646	2,828
GNMA(5)	AAA	7.00	10/20/38	173,561	178,273
					21,652,896
NON-MORTGAGE-BACKED OBLIGATIONS (2.6%)
FHLMC	AAA	4.38	07/17/15	1,250,000	1,363,330

CORPORATE DEBT (37.3%)
CONSUMER DISCRETIONARY (6.7%)
Best Buy Co., Inc.	BBB-	6.75	07/15/13	250,000	237,860
Black & Decker Corp.	BBB	4.75	11/01/14	250,000	230,276
Ethan Allen Interiors, Inc.	BBB-	5.38	10/01/15	250,000	231,223
Fortune Brands, Inc.	BBB-	4.88	12/01/13	200,000	181,253
Fruit of the Loom (2)	NR	7.38	11/15/23	69,034	7
Home Depot, Inc.	BBB+	5.40	03/01/16	250,000	224,725
Johnson Controls, Inc.	BBB	4.88	09/15/13	250,000	205,013
Kellwood Co.	NR	7.88	07/15/09	250,000	150,000
Kohl’s Corp.	BBB+	7.38	10/15/11	500,000	518,822
Leggett & Platt, Inc.	A-	4.70	04/01/13	250,000	224,862
Newell Rubbermaid, Inc.	BBB-	4.63	12/15/09	500,000	498,963
RadioShack Corp.	BB	7.38	05/15/11	250,000	238,125
Scholastic Corp.	BB-	5.00	04/15/13	250,000	193,125
Wendy’s International, Inc.	B	6.25	11/15/11	200,000	182,000
Whirlpool Corp.	BBB-	6.50	06/15/16	250,000	193,658
					3,509,912
CONSUMER STAPLES (3.3%)
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	250,000	208,649
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	251,683
Hershey Co.	A	4.85	08/15/15	250,000	253,910
Kraft Foods, Inc.	BBB+	5.25	10/01/13	250,000	259,819
Kroger Co.	BBB-	4.95	01/15/15	250,000	244,421
PepsiAmericas, Inc.	A	6.38	05/01/09	250,000	250,849
Sara Lee Corp.	BBB+	6.25	09/15/11	250,000	260,683
					1,730,014
ENERGY (5.0%)
Diamond Offshore Drilling, Inc	A-	4.88	07/01/15	250,000	241,013
Enbridge, Inc.	A-	5.80	06/15/14	150,000	143,580
Knight, Inc.	BB	5.15	03/01/15	250,000	210,000
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	250,000	218,240
Noble Corp.	A-	7.50	03/15/19	250,000	256,319
Premco Refining Group	BBB	7.50	06/15/15	250,000	242,783
Seariver Maritime, Inc.	AAA	0.00	09/01/12	1,000,000	866,998
Sunoco, Inc.	BBB	4.88	10/15/14	250,000	220,947
Weatherford Int’l. Ltd.	BBB+	5.50	02/15/16	250,000	211,559
					2,611,439

FINANCIALS (9.2%)
Berkshire Hathaway Finance	AAA	4.20	12/15/10	250,000	253,580
Brandywine Realty Trust	BBB-	4.50	11/01/09	250,000	242,252
Capital One Bank	A-	5.75	09/15/10	250,000	249,512
Colonial Realty LP	BB+	4.80	04/01/11	200,000	174,034
Developers Diversified Realty	BBB-	5.00	05/03/10	200,000	152,606
First Horizon Mtg.	AAA	5.00	06/25/33	214,518	213,768
First Horizon National Corp.	BBB-	4.50	05/15/13	500,000	362,950
First Industrial LP	BB	6.88	04/15/12	250,000	158,211
Ford Motor Credit Co. LLC	CCC+	7.38	10/28/09	250,000	224,213
Fosters Finance Corp.†	BBB	6.88	06/15/11	500,000	505,072
GATX Financial Corp.	BBB+	5.13	04/15/10	150,000	141,923
General Electric Capital Corp.	AA+	5.45	01/15/13	500,000	481,505
GMAC LLC	CCC	0.00	12/01/12	500,000	65,287
HCP, Inc.	BBB	4.88	09/15/10	250,000	224,449
HCP, Inc.	BBB	5.65	12/15/13	250,000	188,183
Health Care REIT, Inc.	BBB-	8.00	09/12/12	100,000	90,065
Lincoln National Corp.	A-	5.65	08/27/12	200,000	90,270
Markel Corp.	BBB	6.80	02/15/13	150,000	148,842
Nissan Motor Acceptance Corp.†	BBB	5.63	03/14/11	250,000	226,951
ProLogis	BBB-	5.50	04/01/12	250,000	156,098
Shurgard Storage Centers	A-	7.75	02/22/11	250,000	246,229
Travelers Cos., Inc.	A-	5.38	06/15/12	250,000	250,540
					4,846,540
HEALTH CARE (3.0%)
Allergan, Inc.	A	5.75	04/01/16	250,000	244,366
Cardinal Health, Inc.	BBB+	6.75	02/15/11	300,000	305,391
Fisher Scientific Int’l., Inc.	BBB+	6.13	07/01/15	250,000	248,299
Laboratory Corp. of America	BBB	5.50	02/01/13	250,000	240,400
WellPoint, Inc.	A-	4.25	12/15/09	250,000	251,222
Wyeth	A+	5.50	03/15/13	250,000	260,287
					1,549,965
INDUSTRIALS (2.8%)
Avery Dennison Corp.	BBB	4.88	01/15/13	250,000	235,651
Canadian Pacific Railway Co.	BBB	5.75	05/15/13	100,000	96,006
Donnelley (R.R.) & Sons Co.	BBB	4.95	04/01/14	250,000	187,580
Masco Corp.	BBB	5.88	07/15/12	200,000	157,500
Southwest Airlines Co.	BBB+	5.25	10/01/14	250,000	227,077
Steelcase, Inc.	BBB	6.50	08/15/11	250,000	247,624
Union Pacific Corp.	BBB	6.13	01/15/12	300,000	311,372
					1,462,810
INFORMATION TECHNOLOGY (0.9%)
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	250,000	221,698
Cisco Systems, Inc.	A+	5.25	02/22/11	250,000	264,325
					486,023
MATERIALS (2.3%)
Lubrizol Corp.	BBB	5.50	10/01/14	250,000	229,709
Martin Marietta Materials, Inc.	BBB+	6.88	04/01/11	250,000	239,969
PolyOne Corp.	B-	7.50	12/15/15	250,000	51,875
Sonoco Products Co.	BBB+	6.50	11/15/13	250,000	234,788
Vulcan Materials Co.	BBB+	7.00	06/15/18	200,000	176,612
Worthington Industries, Inc.	BBB	6.70	12/01/09	250,000	254,126
					1,187,079

TELECOMMUNICATION SERVICES (0.9%)
Alltel Corp.	A	7.00	03/15/16	250,000	251,540
Nextel Communications, Inc.	BB	5.25	01/15/10	250,000	240,938
					492,478
UTILITIES (3.2%)
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	250,000	249,472
Duke Energy Corp.	A	4.50	04/01/10	250,000	253,480
Metropolitan Edison	BBB	7.70	01/15/19	250,000	253,621
Pepco Hldgs., Inc.	BBB-	4.00	05/15/10	200,000	196,661
PPL Energy Supply LLC	BBB	5.70	10/15/15	250,000	226,649
Progress Energy, Inc.	A-	5.25	12/15/15	250,000	255,845
Virginia Electric & Power Co.	A-	4.50	12/15/10	250,000	253,840
					1,689,568
TOTAL LONG-TERM DEBT SECURITIES
(Cost: $50,284,313) 94.7%					49,762,854

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (2.3%)
Toyota Motor Credit Corp.	A-1+	0.18	04/06/09	1,200,000	1,199,970

TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $1,199,970) 2.3%					1,199,970

TEMPORARY CASH INVESTMENTS (3)
(Cost: $1,000,000) 1.9%					1,000,000

TOTAL INVESTMENTS
(Cost: $52,484,283) 98.9%					51,962,824

OTHER NET ASSETS 1.1%					577,608

NET ASSETS 100.0%					$52,540,432

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2009  (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (39.5%)
FHLB	AAA	0.20	05/20/09	100,000	99,973
FHLB	AAA	0.26	04/17/09	827,000	826,924
FHLB	AAA	0.32	05/04/09	700,000	699,805
FHLB	AAA	0.34	04/08/09	1,291,000	1,290,915
FHLB	AAA	0.35	04/06/09	2,443,000	2,442,881
FHLB	AAA	0.36	04/15/09	417,000	416,942
FHLMC	AAA	0.25	05/06/09	1,584,000	1,583,802
FHLMC	AAA	0.25	06/23/09	7,229,000	7,225,154
FHLMC	AAA	0.25	06/30/09	2,482,000	2,480,727
FHLMC	AAA	0.26	05/06/09	9,397,000	9,396,003
FNMA	AAA	0.35	04/06/09	2,207,000	2,206,893
					28,670,019
COMMERCIAL PAPER (60.5%)
American Express Credit Corp.	A-1	0.50	04/03/09	800,000	799,978
American Express Credit Corp.	A-1	0.60	05/12/09	1,136,000	1,135,223
American Express Credit Corp.	A-1	0.60	05/15/09	250,000	249,817
Coca-Cola Co.†	A-1	0.33	04/03/09	2,200,000	2,199,960
ConocoPhillips†	A-1	0.33	06/01/09	1,900,000	1,898,921
Deere & Co.†	A-1	0.37	06/17/09	500,000	499,599
Deere & Co.†	A-1	0.45	04/03/09	1,500,000	1,499,970
Ecolab, Inc.†	A-1	0.20	04/01/09	1,812,000	1,812,000
Emerson Electric	A-1	0.22	04/07/09	2,000,000	1,999,961
Estee Lauder Cos.†	A-1	0.30	04/09/09	500,000	499,967
Estee Lauder Cos.†	A-1	0.30	04/24/09	1,600,000	1,599,693
GE Capital TLGP	A-1+	0.32	04/03/09	2,200,000	2,199,961
General Dynamics Corp.†	A-1	0.30	04/06/09	1,025,000	1,024,957
Hewlett-Packard Co.†	A-1	0.35	04/07/09	900,000	899,947
Hewlett-Packard Co.†	A-1	0.38	04/06/09	827,000	826,956
Hewlett-Packard Co.†	A-1	0.45	04/03/09	385,000	384,990
Illinois Tool Works, Inc.†	A-1+	0.35	05/07/09	2,200,000	2,199,948
Lowe’s Cos., Inc.	A-1	0.18	04/14/09	1,900,000	1,899,877
Medtronic, Inc.†	A-1+	0.38	04/02/09	2,200,000	2,199,977
Merck & Co., Inc.	A-1+	0.27	04/06/09	345,000	344,987
Microsoft Corp.†	A-1+	0.20	04/02/09	2,200,000	2,199,987
National Rural Utilities	A-1	0.43	04/24/09	2,200,000	2,199,395
Nestle Capital Corp.†	A-1+	0.27	06/05/09	1,900,000	1,899,060
NetJets, Inc.†	A-1+	0.32	05/08/09	2,200,000	2,199,276
Praxair, Inc.	A-1	0.37	04/13/09	650,000	649,921
Procter & Gamble Co.†	A-1+	0.25	04/08/09	2,200,000	2,199,939
Rockwell Collins, Inc.†	A-1	0.25	04/13/09	301,000	300,975
Rockwell Collins, Inc.†	A-1	0.25	04/16/09	1,000,000	999,896
San Diego Gas & Electric Co.†	A-1	0.17	04/06/09	655,000	654,985
Toyota Motor Credit Corp.	A-1+	0.50	05/08/09	100,000	99,949
Toyota Motor Credit Corp.	A-1+	0.60	04/14/09	1,300,000	1,299,718
Toyota Motor Credit Corp.	A-1+	0.70	04/06/09	800,000	799,925
Unilever Capital Corp.†	A-1	0.75	04/21/09	2,200,000	2,199,852
					43,879,567
TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $72,545,844) 100.0%					72,549,586

TOTAL INVESTMENTS
(Cost: $72,545,844) 100.0%					72,549,586

OTHER NET ASSETS 0.0% (6)					2,726

NET ASSETS 100.0%					$72,552,312

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2009   (Unaudited)

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poors Corporation.

*** This security is fair valued in accordance with procedures established by the Funds’ Board of Directors.

† Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2009, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

ALL AMERICA FUND	$89,300	0.3%
SMALL CAP VALUE FUND	$34,000	1.2%
BOND FUND	$732,023	1.4%
MONEY MARKET FUND	$30,200,855	41.6%

(1)        The security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

Information on futures contracts outstanding in the Funds as of March 31, 2009, were as follows:

							Face Value
							of Futures
							as a
					Underlying		Percentage
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	of Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value	Gain(Loss)	Investments

ALL AMERICA FUND	3	S&P 500 Stock Index	P	June 2009	$596,100	$30,750	1.9%
EQUITY INDEX FUND	10	S&P 500 Stock Index	P	June 2009	$1,987,000	$110,575	6.2%
MID-CAP EQUITY INDEX FUND	8	S&P MidCap 400 Stock Index	P	June 2009	$1,951,600	$35,800	6.7%

(2)        Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

(3)        The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2009 was 0.15%.

(4)        The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight time deposits issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2009 was 0.10%.

(5)        U.S. Government guaranteed security.

(6)        Percentage is less than 0.05%.

Fair Value—The Investment Company has adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”).  SFAS 157 establishes a single definition of fair value, institutes a framework for measuring fair value and expands disclosures about fair value measurements.  Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction.  SFAS 157 establishes a three-level valuation hierarchy for measurement and disclosure of fair value.  The valuation hierarchy is based upon the transparency of inputs used to measure fair value.  The three levels are as follows:

•         Level 1 — quoted prices in active markets for identical securities.

•         Level 2 —other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•         Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of March 31, 2009, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  In addition, certain Rule 144A securities not actively traded were considered Level 3. Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2009, by SFAS 157 valuation hierarchy:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments at Market Value:
All America Fund	$31,189,911	$888,296	$89,300	$32,167,507
Equity Index Fund	$29,936,555	$2,083,962	—	$32,020,517
Mid-Cap Equity Index Fund	$27,241,837	$2,025,442	—	$29,267,279
Small Cap Value Fund	$2,645,549	$100,000	$34,000	$2,779,549
Small Cap Growth Fund	$2,272,504	—	—	$2,272,504
Bond Fund	—	$51,962,824	—	$51,962,824
Money Market Fund	—	$72,549,586	—	$72,549,586
Other Financial Instruments:*
All America Fund	$30,750	—	—	$30,750
Equity Index Fund	$110,575	—	—	$110,575
Mid-Cap Equity Index Fund	$35,800	—	—	$35,800

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Value Measurement Using Signficant Unobservable Inputs (Level 3) for the Three Months Ended March 31,
	Balance		Transfer	Balance
	December 31,	Unrealized Gains	In/(Out) of	March 31,
	2008	(Losses)	Level 3	2009
All America Fund	$106,202	(16,902)	—	$89,300
Small Cap Value Fund	$34,000	—	—	$34,000

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the pricing service price is not the result of a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain an indexed assets portfolio which is subject to equity price risk. Such funds may, in order to remain more fully invested in the equity markets while minimizing transaction costs, purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in Footnote 1), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities.  With futures contracts, there is minimal counterparty credit risk to the Fund, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2009 for each of the Funds were as follows.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund

Unrealized Appreciation	$2,114,687	$2,162,767	$1,220,919	$105,444
Unrealized Depreciation	(16,741,128)	(16,359,656)	(16,951,417)	(1,158,576)
Net	$(14,626,441)	$(14,196,889)	$(15,730,498)	$(1,053,132)
Cost of Investments	$46,793,948	$46,217,406	$44,997,777	$3,832,681

	Small Cap Growth Fund	Bond Fund	Money Market Fund

Unrealized Appreciation	$89,478	$1,727,928	$3,776
Unrealized Depreciation	(746,887)	(2,249,387)	(34)
Net	$(657,409)	$(521,459)	$3,742
Cost of Investments	$2,929,913	$52,484,283	$72,545,844

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Attached hereto.

Exhibit 99

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	May 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	May 18, 2009

By:	/s/ GEORGE L. MEDLIN
George L. Medlin
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date:	May 18, 2009